As Filed with the Securities and Exchange Commission on September 2, 1999


                                        Registration No. 333-01949
                                        811-07569

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549

                                  FORM S-6

                        POST-EFFECTIVE AMENDMENT NO. 6
               TO REGISTRATION UNDER THE SECURITIES ACT OF 1933
                   OF SECURITIES OF UNIT INVESTMENT TRUSTS
                          REGISTERED ON FORM N-8B-2


                 VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE
                            LIFE SEPARATE ACCOUNT
                            (Exact name of trust)

                     VALLEY FORGE LIFE INSURANCE COMPANY
                             (Name of depositor)

                             CNA Plaza, 43 South
                           Chicago, Illinois  60685
        (Complete address of depositor's principal executive offices)

                             Corporate Secretary
                        Continental Assurance Company
                             CNA Plaza, 43 South
                           Chicago, Illinois  60685
              (Name and complete address of agent for services)


It is proposed that this filing will become effective (check appropriate box):

/x/ Immediately upon filing pursuant of paragraph (b).


/ / On (date) pursuant to paragraph (b).


/ / 60 days after filing pursuant to paragraph (a)(1).


/ / On (date) pursuant to paragraph (a)(1) of Rule 485.


PURSUANT TO RULE 24f-2 of the Investment Company Act of 1940, the Registrant has elected to register an indefinite amount of the securities being offered. Pursuant to rule 24f-(b)(2), the Registrant did not file a Rule 24f-2 notice because it did not sell any securities pursuant to such declaration during the most recent fiscal year.

Securities Being Offered:  Individual Flexible Premium Variable Life Insurance
                                  Policies.



                  VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE

                             LIFE SEPARATE ACCOUNT

                      VALLEY FORGE LIFE INSURANCE COMPANY

                Cross Reference to Items Required by Form N-8B-2

N-8B-2 ITEM     CAPTION IN PROSPECTUS
- -----------     ---------------------

1               Cover Page
2               Cover Page
3               Not Applicable
4               Sale of the Policies
5               The Variable Account
6               The Variable Account
7               Not Applicable
8               Not Applicable
9               Legal Matters
10              Summary and Diagram of the Policy; The Policy;
                Withdrawal Privilege; Surrender Privilege; Transfers
                of Policy Values; Premium Payments; Net Premium
                Allocations; Voting Privileges; Modification of the
                Policy
11              The Funds
12              The Funds
13              Charges and Deductions
14              Purchasing a Policy
15              Premium Payments; Net Premium Allocations
16              Net Premium Allocations; Variable Policy Value;
                The Funds
17              Withdrawal Privileged; Surrender Privilege
18              The Variable Account
19              Reports to Owners
20              Other Policy Benefits and Provisions
21              Policy Loans
22              Not Applicable
23              Not Applicable
24              Not Applicable
25              VFL; Other Information About the Policies and
                VFL
26              Charges and Deductions
27              VFL; Other Information About the Policies and
                VFL
28              VFL Directors and Executive Officers
29              VFL
30              Not Applicable
31              Not Applicable
32              Not Applicable
33              Not Applicable
34              Not Applicable
35              The Variable Account
36                         Not Applicable
37                         Not Applicable
38                         Sale of the Policies
39                         Sale of the Policies
40                         Sale of the Policies
41                         Sale of the Policies
42                         Not Applicable
43                         Not Applicable
44                         Variable Policy Value
45                         Not Applicable
46                         Variable Policy Value
47                         The Variable Account; The Funds
48                         VFL
49                         Not Applicable
50                         Not Applicable
51                         The Policy; Other Policy Benefits and Provisions
52                         The Variable Account
53                         Tax Considerations
54                         Not Applicable
55                         Illustrations of Policy Values, Surrender Values,
                           Death Benefits and Accumulated Premium Payments
56                         Not Applicable
57                         Not Applicable
58                         Not Applicable
59                         Financial Statements

--------------------------------------------------------------------------------
THE PROSPECTUS WAS FILED IN POST-EFFECTIVE AMENDMENT NUMBER 5 TO FORM S-6 (FILE NO. 333-01949) ON APRIL 27, 1999 AND IS INCORPORATED HEREIN BY REFERENCE.
--------------------------------------------------------------------------------


                     VALLEY FORGE LIFE INSURANCE COMPANY AND
       VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT

                     Supplement dated September __, 1999 to

                          Prospectus dated May 1, 1999


1.   The date of the prospectus is September __, 1999.

2. As of September __, 1999, you may also allocate net premium payments and policy value to the following Funds of Janus Aspen Series:


    - -- Janus Aspen Capital Appreciation Portfolio

    - -- Janus Aspen Growth Portfolio

    - -- Janus Aspen Balanced Portfolio

    - -- Janus Aspen Flexible Income Portfolio

    - -- Janus Aspen International Growth Portfolio

    - -- Janus Aspen Worldwide Growth Portfolio


3.   The following information is added under "Fund Expenses:"


                         FEE TABLE ANNUAL FUND EXPENSES
                  (as a percentage of Fund average net assets)


                                                         MANAGEMENT
                                                         (ADVISORY)       OTHER        TOTAL ANNUAL
                                                            FEES         EXPENSES        EXPENSES
                                                         ----------      --------      ------------
JANUS ASPEN SERIES
  Janus Aspen Capital Appreciation Portfolio............   0.70%          0.22%           0.92%[*]
  Janus Aspen Growth Portfolio..........................   0.65%          0.03%           0.68%[*]
  Janus Aspen Balanced Portfolio........................   0.72%          0.02%           0.74%
  Janus Aspen Flexible Income Portfolio.................   0.65%          0.08%           0.73%
  Janus Aspen International Growth Portfolio............   0.66%          0.20%           0.86%[*]
  Janus Worldwide Growth Portfolio......................   0.65%          0.07%           0.72%[*]

[*] Expenses are stated net of contractual waivers and fee reductions by Janus Capital. Absent these waivers, the total annual expenses would have been 0.97%, 0.75%, 0.95% and 0.74% for the Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen International Growth Portfolio and Janus Aspen Worldwide Growth Portfolio, respectively.

4. The following information is added under "GENERAL INFORMATION ABOUT VFL, THE VARIABLE ACCOUNT AND THE FUNDS - THE FUNDS:"


     JANUS ASPEN SERIES

     The Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Balanced, Janus Aspen Flexible Income, Janus Aspen International Growth and Janus Aspen Worldwide Growth Subaccounts each invest in shares of corresponding Funds (i.e., "investment portfolios") of Janus Aspen Series ("JAS"). JAS issues 11 "series" or classes of shares, each of which represents an interest in a Fund of JAS. Six of these series of shares are available as investment options under the Policies. The investment objectives of these Funds are set forth below.

          JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO. This Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential.

          JANUS ASPEN GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential.

          JANUS ASPEN BALANCED PORTFOLIO. This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

          JANUS ASPEN FLEXIBLE INCOME PORTFOLIO. This Fund seeks to obtain maximum total return, consistent with preservation of capital by investing primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock.

          JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO. This Fund seeks long-term growth of capital by normally investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States.

          JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world.


5. The following paragraph replaces the first paragraph under the heading "POLICY LAPSE AND REINSTATEMENT - LAPSE PREVENTION GUARANTEE:"

     LAPSE PREVENTION GUARANTEE. VFL guarantees that a Policy will not Lapse for a period of up to the first five Policy Years, regardless of the Surrender Value, if, throughout that period, (a) exceeds (b) where:

          (a) is the aggregate premium payments made less the amount of any withdrawals (including applicable surrender charges) less any Loan Amount, and

          (b) is the Minimum Monthly Premium Payment multiplied by the number of complete months since the Policy Effective Date, including the current month.

6. The following supplements and replaces information under "Directors and Executive Officers":

Effective August 16, 1999, the information pertaining to W. James MacGinnitie is deleted. The following information is added:


Robert V. Deutsch          39     Senior Vice President, Chief     Senior Vice
CNA Plaza                          Financial Officer, Director     President,
Chicago, IL 60685                                                  Chief Financial
                                                                   Officer and
                                                                   Director since
                                                                   August 16, 1999.
                                                                   Prior thereto,
                                                                   Chief Financial
                                                                   Officer for Executive
                                                                   Risk, Inc.

Carol Dubnicki             48     Senior Vice President,           Senior Vice President,
                                  Director                         Human Resources since
                                                                   May, 1998. Prior
                                                                   thereto, Senior Vice
                                                                   President, Human
                                                                   Resources, Amoco, 1993-
                                                                   1998.

Donald P. Lofe, Jr.       42        Group Vice President,          Group Vice President,
                                    Director                       Corporate Finance
                                                                   Department since
                                                                   October 1998.  Prior
                                                                   thereto, partner-in-
                                                                   charge of
                                                                   PricewaterhouseCoopers LLP.




John M. Squarok               46    Group Vice        Group Vice President of CNA since July 1998.
                                    President         Prior thereto, Mr. Squarok was Chief Financial
                                    and Director      Officer of various businesses of GE Capital from
                                                      August 1988 until July 1998.  Director since
                                                      August 1998.


7.   The paragraph entitled "Legal Matters" is deleted in its entirety.

8.   The following financial statements are now included in the prospectus:


--------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                               FIDELITY
                                       FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET     FIDELITY     FIDELITY
                                      PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500   CONTRAFUND
DECEMBER 31, 1998                       FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:        $847,527      $49,741      $65,501        $299,454       $85,716    $420,003     $327,340
                                       --------      -------      -------        --------       -------    --------     --------
TOTAL ASSETS                            847,527       49,741       65,501         299,454        85,716     420,003      327,340
                                       --------      -------      -------        --------       -------    --------     --------
LIABILITIES                               -            -            -              -              -           -            -
- ---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                             $847,527      $49,741      $65,501        $299,454       $85,716    $420,003     $327,340
=================================================================================================================================

- ------------------------------------------------------------------------------

- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------


                                                                                               FIDELITY
                                       FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET     FIDELITY     FIDELITY
                                      PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500   CONTRAFUND
DECEMBER 31, 1997                       FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
- ---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:        $ 65,595      $13,779      $ 4,131        $ 26,621       $ 7,491    $ 40,348     $ 22,720
                                       --------      -------      -------        --------       -------    --------     --------
TOTAL ASSETS                             65,595       13,779        4,131          26,621         7,491      40,348       22,720
                                       --------      -------      -------        --------       -------    --------     --------
LIABILITIES                               -            -            -              -              -           -            -
- ---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                             $ 65,595      $13,779      $ 4,131        $ 26,621       $ 7,491    $ 40,348     $ 22,720
=================================================================================================================================

                See accompanying Notes to Financial Statements.
- ------------------------------------------------------------------------------


    THE ALGER                  THE ALGER                            MFS                                        VAN ECK
     AMERICAN      THE ALGER   AMERICAN       MFS                  GROWTH      MFS        MFS       SOGEN     WORLDWIDE    VAN ECK
      SMALL        AMERICAN     MIDCAP     EMERGING      MFS        WITH     LIMITED     TOTAL     OVERSEAS     HARD      EMERGING
  CAPITALIZATION    GROWTH      GROWTH      GROWTH     RESEARCH    INCOME    MATURITY    RETURN    VARIABLE    ASSETS      MARKETS
    PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES      SERIES     SERIES     SERIES     SERIES      FUND       FUND        FUND
  ---------------------------------------------------------------------------------------------------------------------------------
     $131,214      $280,243    $168,837    $286,259    $205,296   $210,576   $53,470    $128,308   $134,319    $10,403     $18,839
     --------      --------    --------    --------    --------   --------   -------    --------   --------    -------     -------
      131,214       280,243     168,837     286,259     205,296    210,576    53,470     128,308    134,319     10,403      18,839
     --------      --------    --------    --------    --------   --------   -------    --------   --------    -------     -------
       -              -           -           -           -          -          -          -          -          -           -
  ---------------------------------------------------------------------------------------------------------------------------------
     $131,214      $280,243    $168,837    $286,259    $205,296   $210,576   $53,470    $128,308   $134,319    $10,403     $18,839
  =================================================================================================================================

--------------------------------------------------------------------------------

    THE ALGER                  THE ALGER                           MFS                                        VAN ECK
     AMERICAN      THE ALGER   AMERICAN      MFS                  GROWTH      MFS        MFS       SOGEN     WORLDWIDE    VAN ECK
      SMALL        AMERICAN     MIDCAP     EMERGING     MFS        WITH     LIMITED     TOTAL     OVERSEAS     HARD      EMERGING
  CAPITALIZATION    GROWTH      GROWTH      GROWTH    RESEARCH    INCOME    MATURITY    RETURN    VARIABLE    ASSETS      MARKETS
    PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES     SERIES     SERIES     SERIES     SERIES      FUND       FUND        FUND
  --------------------------------------------------------------------------------------------------------------------------------
     $ 15,548      $ 34,134    $ 11,475    $ 26,721   $ 20,542   $ 26,897   $11,351    $  1,967   $ 13,189    $5,902      $ 6,757
     --------      --------    --------    --------   --------   --------   -------    --------   --------    ------      -------
       15,548        34,134      11,475      26,721     20,542     26,897    11,351       1,967     13,189     5,902        6,757
     --------      --------    --------    --------   --------   --------   -------    --------   --------    ------      -------
       -              -           -           -          -          -          -          -          -          -           -
  --------------------------------------------------------------------------------------------------------------------------------
     $ 15,548      $ 34,134    $ 11,475    $ 26,721   $ 20,542   $ 26,897   $11,351    $  1,967   $ 13,189    $5,902      $ 6,757
  ================================================================================================================================

-------------------------------------------------------------------------------


                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                              FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
FOR THE YEAR ENDED DECEMBER 31, 1998   FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
- ---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                     $ 14,829      $ 1,169      $   428        $  2,052       $ 1,442     $  1,936     $  1,679
                                      --------      -------      -------        --------       -------     --------     --------
                                        14,829        1,169          428           2,052         1,442        1,936        1,679
                                      --------      -------      -------        --------       -------     --------     --------
Expenses:
  Mortality and expense risk charges     2,836          233          305           1,263           356        2,416        1,179
  Policy fees/cost of insurance         26,469        3,992        5,655          23,455         7,266       38,308       23,265
                                      --------      -------      -------        --------       -------     --------     --------
                                        29,305        4,225        5,960          24,718         7,622       40,724       24,444
                                      --------      -------      -------        --------       -------     --------     --------
     NET INVESTMENT INCOME (LOSS)      (14,476)      (3,056)      (5,532)        (22,666)       (6,180)     (38,788)     (22,765)
Investment gains and (losses):
  Net realized gains (losses)            -            1,039         (214)         (1,500)          160        1,250        2,859
  Net unrealized gains (losses)          -            2,291          406          13,059         6,423       45,203       43,204
                                      --------      -------      -------        --------       -------     --------     --------
     NET REALIZED AND UNREALIZED
       INVESTMENT GAINS (LOSSES)         -            3,330          192          11,559         6,583       46,453       46,063
- ---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $(14,476)     $   274      $(5,340)       $(11,107)      $   403     $  7,665     $ 23,298
=================================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                     1-MAY-97     10-JUN-97     8-APR-97       10-JUN-97     10-JUN-97    8-APR-97     8-APR-97
- ---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income                     $    279      $    51      $     2          -              -            -            -
                                      --------      -------      -------        --------       -------     --------     --------
                                           279           51            2          -              -            -            -
                                      --------      -------      -------        --------       -------     --------     --------
Expenses:
  Mortality and expense risk charges        48           46            6        $     56       $    28     $     75     $     27
  Policy fees/cost of insurance          1,663          476          227           1,777           409        3,947        1,593
                                      --------      -------      -------        --------       -------     --------     --------
                                         1,711          522          233           1,833           437        4,022        1,620
                                      --------      -------      -------        --------       -------     --------     --------
     NET INVESTMENT INCOME (LOSS)       (1,432)        (471)        (231)         (1,833)         (437)      (4,022)      (1,620)
Investment gains and (losses):
  Net realized gains (losses)            -              163           (1)            433            19          445           61
  Net unrealized gains (losses)          -            1,465           56             873           402        1,172          206
                                      --------      -------      -------        --------       -------     --------     --------
     NET REALIZED AND UNREALIZED
       INVESTMENT GAINS (LOSSES)         -            1,628           55           1,306           421        1,617          267
- ---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $ (1,432)     $ 1,157      $  (176)       $   (527)      $   (16)    $ (2,405)    $ (1,353)
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------

     THE                        THE
    ALGER           THE        ALGER                               MFS                                           VAN ECK
   AMERICAN        ALGER     AMERICAN       MFS                  GROWTH        MFS         MFS        SOGEN     WORLDWIDE VAN ECK
    SMALL        AMERICAN     MIDCAP     EMERGING      MFS        WITH       LIMITED      TOTAL     OVERSEAS      HARD    EMERGING
CAPITALIZATION    GROWTH      GROWTH      GROWTH     RESEARCH    INCOME     MATURITY     RETURN     VARIABLE     ASSETS   MARKETS
  PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES      SERIES     SERIES      SERIES      SERIES       FUND        FUND     FUND
- ---------------------------------------------------------------------------------------------------------------------------------
   $ 7,871        $15,637     $ 2,887    $    761    $ 1,263       -           -         $   249       -         $   963  $   129
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
     7,871         15,637       2,887         761      1,263       -           -             249       -             963      129
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
       571          1,164         538       1,151        780    $  1,182     $   287         281    $    660          70       96
    10,724         20,570      11,785      22,252     16,270      17,398       4,476       5,492      13,889       1,310    3,647
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
    11,295         21,734      12,323      23,403     17,050      18,580       4,763       5,773      14,549       1,380    3,743
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
    (3,424)        (6,097)     (9,436)    (22,642)   (15,787)    (18,580)     (4,763)     (5,524)    (14,549)       (417)  (3,614)
    (5,511)           397        (288)        692        569      (4,017)        139         281      (2,402)     (3,284)  (3,044)
     9,960         44,439      22,787      40,124     18,267      16,293        (638)      5,812        (808)       (516)    (664)
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
     4,449         44,836      22,499      40,816     18,836      12,276        (499)      6,093      (3,210)     (3,800)  (3,708)
- ---------------------------------------------------------------------------------------------------------------------------------
   $ 1,025        $38,739     $13,063    $ 18,174    $ 3,049    $ (6,304)    $(5,262)    $   569    $(17,759)    $(4,217) $(7,322)
=================================================================================================================================
  27-FEB-97      24-FEB-97   29-MAY-97   24-FEB-97   8-APR-97   8-APR-97    16-SEP-97   24-FEB-97   24-FEB-97   8-APR-97 2-APR-97
- ----------------------------------------------------------------------------------------------------------------------------------
   $     8        $     1       -           -           -       $    623     $   652       -           -           -       -
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
         8              1       -           -           -            623         652       -           -           -       -
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
        20             87     $    18    $     28    $    33          30          11     $     3    $     31     $     7  $     6
     1,189          2,394         678       1,704      1,669       1,328         247         315       1,799         282      612
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
     1,209          2,481         696       1,732      1,702       1,358         258         318       1,830         289      618
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
    (1,201)        (2,480)       (696)     (1,732)    (1,702)       (735)        394        (318)     (1,830)       (289)    (618)
       (30)           889         (53)         45        (44)        199          13          19        (319)        (67)    (207)
       (56)        (1,200)       (400)        317        332          11        (611)         50        (424)       (297)    (129)
   -------        -------     -------    --------    --------   ---------    -------     -------    --------     -------  -------
       (86)          (311)       (453)        362        288         210        (598)         69        (743)       (364)    (336)
- ---------------------------------------------------------------------------------------------------------------------------------
   $(1,287)       $(2,791)    $(1,149)   $ (1,370)   $(1,414)   $   (525)    $  (204)    $  (249)   $ (2,573)    $  (653) $  (954)
=================================================================================================================================

--------------------------------------------------------------------------------


                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                              FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
FOR THE YEAR ENDED DECEMBER 31, 1998   FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
- ---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)         $ (14,476)   $ (3,056)    $  (5,532)     $  (22,666)    $ (6,180)   $ (38,788)   $  (22,765)
 Net realized and unrealized
   investment gains (losses)             -            3,330           192          11,559        6,583       46,453        46,063
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
 Change in net assets resulting from
   operations                           (14,476)        274        (5,340)        (11,107)         403        7,665        23,298
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
From capital transactions:
 Net premiums/deposits                1,100,864      36,000        58,181         263,891       61,909      327,244       246,088
 Surrenders and withdrawals                (572)        (83)         (165)         (2,423)        (129)      (6,058)       (1,201)
 Transfers into (out of)
   subaccounts, net -- Note 1          (303,884)       (229)        8,694          22,472       16,042       50,804        36,435
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
   Change in net assets resulting
     from capital transactions          796,408      35,688        66,710         283,940       77,822      371,990       281,322
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
Increase in net assets                  781,932      35,962        61,370         272,833       78,225      379,655       304,620
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
Net assets at beginning of period        65,595      13,779         4,131          26,621        7,491       40,348        22,720
- ---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD           $ 847,527    $ 49,741     $  65,501      $  299,454     $ 85,716    $ 420,003    $  327,340
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF
 PERIOD                               $    1.00    $  15.27     $   10.92      $    25.42     $  18.16    $  141.25    $    24.44
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD      847,527       3,257         5,998          11,780        4,720        2,973        13,394
=================================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                     1-MAY-97     10-JUN-97     8-APR-97       10-JUN-97     10-JUN-97    8-APR-97     8-APR-97
- ---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)         $  (1,432)   $   (471)    $    (231)     $   (1,833)    $   (437)   $  (4,022)   $   (1,620)
 Net realized and unrealized gains
   (losses)                              -            1,628            55           1,306          421        1,617           267
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
   Change in net assets resulting
     from operations                     (1,432)      1,157          (176)           (527)         (16)      (2,405)       (1,353)
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
From capital transactions:
 Net premiums/deposits                   97,987      10,230         2,941          21,697        7,428       34,213        18,058
 Transfers into (out of)
   subaccounts, net -- Note 1           (30,960)      2,392         1,366           5,451           79        8,540         6,015
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
   Change in net assets resulting
     from capital transactions           67,027      12,622         4,307          27,148        7,507       42,753        24,073
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
Increase in net assets                   65,595      13,779         4,131          26,621        7,491       40,348        22,720
                                      ---------    ---------    ---------      ----------     ---------   ----------   ----------
Net assets at beginning of period        -            -            -               -             -            -            -
- ---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD           $  65,595    $ 13,779     $   4,131      $   26,621     $  7,491    $  40,348    $   22,720
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF
 PERIOD                               $    1.00    $  14.29     $   10.95      $    24.28     $  18.01    $  114.39    $    19.94
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD       65,595         964           377           1,096          416          353         1,139
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

  THE ALGER                 THE ALGER                               MFS                                        VAN ECK
   AMERICAN    THE ALGER    AMERICAN      MFS                     GROWTH        MFS        MFS       SOGEN    WORLDWIDE  VAN ECK
    SMALL       AMERICAN     MIDCAP     EMERGING       MFS         WITH       LIMITED     TOTAL    OVERSEAS     HARD     EMERGING
CAPITALIZATION   GROWTH      GROWTH      GROWTH     RESEARCH      INCOME     MATURITY    RETURN    VARIABLE    ASSETS     MARKETS
  PORTFOLIO    PORTFOLIO    PORTFOLIO    SERIES      SERIES       SERIES      SERIES     SERIES      FUND       FUND        FUND
- -----------------------------------------------------------------------------------------------------------------------  ---------
  $  (3,424)   $  (6,097)   $ (9,436)  $ (22,642)   $(15,787)   $  (18,580)  $ (4,763)  $ (5,524)  $(14,549)  $   (417) $  (3,614)
      4,449       44,836      22,499      40,816      18,836        12,276       (499)     6,093     (3,210)    (3,800)    (3,708)
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
      1,025       38,739      13,063      18,174       3,049        (6,304)    (5,262)       569    (17,759)    (4,217)    (7,322)
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     88,005      171,948     119,140     214,349     173,364       141,269     47,751     97,181    135,934      9,690     20,390
       (313)      (1,636)     (1,360)       (734)     (2,718)       (2,367)      (363)      (194)    (2,482)      (156)      (296)
     26,949       37,058      26,519      27,749      11,059        51,081         (7)    28,785      5,437       (816)      (690)
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
    114,641      207,370     144,299     241,364     181,705       189,983     47,381    125,772    138,889      8,718     19,404
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
    115,666      246,109     157,362     259,538     184,754       183,679     42,119    126,341    121,130      4,501     12,082
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     15,548       34,134      11,475      26,721      20,542        26,897     11,351      1,967     13,189      5,902      6,757
- ---------------------------------------------------------------------------------------------------------------------------------
  $ 131,214    $ 280,243    $168,837   $ 286,259    $205,296    $  210,576   $ 53,470   $128,308   $134,319   $ 10,403  $  18,839
=================================================================================================================================
  $   43.97    $   53.22    $  28.87   $   21.47    $  19.05    $    20.11   $  10.16   $  18.12   $  10.07   $   9.20  $    7.12
=================================================================================================================================
      2,984        5,266       5,848      13,333      10,777        10,471      5,263      7,081     13,339      1,131      2,646
=================================================================================================================================
  27-FEB-97    24-FEB-97    29-MAY-97  24-FEB-97    8-APR-97     8-APR-97    16-SEP-97  24-FEB-97  24-FEB-97  8-APR-97   2-APR-97
- ---------------------------------------------------------------------------------------------------------------------------------
  $  (1,201)   $  (2,480)   $   (696)  $  (1,732)   $ (1,702)   $     (735)  $    394   $   (318)  $ (1,830)  $   (289) $    (618)
        (86)        (311)       (453)        362         288           210       (598)        69       (743)      (364)      (336)
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     (1,287)      (2,791)     (1,149)     (1,370)     (1,414)         (525)      (204)      (249)    (2,573)      (653)      (954)
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     14,166       35,288       8,051      18,949      12,643        11,690      6,149      2,216     14,325      4,423      7,649
      2,669        1,637       4,573       9,142       9,313        15,732      5,406      -          1,437      2,132         62
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     16,835       36,925      12,624      28,091      21,956        27,422     11,555      2,216     15,762      6,555      7,711
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     15,548       34,134      11,475      26,721      20,542        26,897     11,351      1,967     13,189      5,902      6,757
  ---------    ----------   ---------  ----------   ---------   ----------   ---------  ---------  ---------  --------  ---------
     -             -           -           -           -            -           -          -          -          -          -
- ---------------------------------------------------------------------------------------------------------------------------------
  $  15,548    $  34,134    $ 11,475   $  26,721    $ 20,542    $   26,897   $ 11,351   $  1,967   $ 13,189   $  5,902  $   6,757
=================================================================================================================================
  $   43.75    $   42.76    $  24.18   $   16.14    $  15.79    $    16.44   $  10.01   $  16.63   $   9.77   $  15.72  $   11.00
=================================================================================================================================
        355          798         475       1,656       1,301         1,636      1,134        118      1,350        375        614
=================================================================================================================================

--------------------------------------------------------------------------------


                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select Variable Life Policy ("Policy"). Under the terms of the Policy, policyowners select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account of VFL ("Fixed Account") or both the Variable Account and Fixed Account. Policyowners who invest in the Variable Account are hereinafter referred to as the contractholder.

     The Variable Account currently offers 18 subaccounts each of which invests in shares of a corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment advisor ("Investment Advisor"). The Investment Advisors and subaccounts are identified in Notes 3.

     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is inforce) may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account or transfer all or part of amounts in the Fixed Account to any subaccount(s).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments consist of shares of the Funds and are stated at market value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the statement of operations.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds that are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the average cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------

     The investments in the funds of the subaccounts of the Variable Account at December 31, 1998 and December 31, 1997 are as follows:

------------------------------------------------------------------------------------------
INVESTMENT ADVISOR                                                                 MARKET
FUND/SUBACCOUNT                                              SHARES      COST      VALUE
------------------------------------------------------------------------------------------
FEDERATED ADVISERS:
  FEDERATED PRIME MONEY FUND II
     December 31, 1998                                       847,527   $847,527   $847,527
     December 31, 1997                                        65,595   $ 65,595   $ 65,595
  FEDERATED UTILITY FUND II
     December 31, 1998                                         3,257   $ 45,985   $ 49,741
     December 31, 1997                                           964   $ 12,314   $ 13,779
  FEDERATED HIGH INCOME BOND FUND II
     December 31, 1998                                         5,998   $ 65,039   $ 65,501
     December 31, 1997                                           377   $  4,075   $  4,131
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME
     PORTFOLIO ("FIDELITY EQUITY-INCOME PORTFOLIO")
     December 31, 1998                                        11,780   $285,522   $299,454
     December 31, 1997                                         1,096   $ 25,748   $ 26,621
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ASSET MANAGER
     PORTFOLIO ("FIDELITY ASSET MANAGER PORTFOLIO")
     December 31, 1998                                         4,720   $ 78,891   $ 85,716
     December 31, 1997                                           416   $  7,089   $  7,491
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II INDEX 500
     PORTFOLIO ("FIDELITY INDEX 500 PORTFOLIO")
     December 31, 1998                                         2,973   $373,628   $420,003
     December 31, 1997                                           353   $ 39,176   $ 40,348
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II CONTRAFUND
     PORTFOLIO ("FIDELITY CONTRAFUND PORTFOLIO")
     December 31, 1998                                        13,394   $283,930   $327,340
     December 31, 1997                                         1,139   $ 22,514   $ 22,720
FRED ALGER MANAGEMENT, INC.:
  THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
     December 31, 1998                                         2,984   $121,310   $131,214
     December 31, 1997                                           355   $ 15,604   $ 15,548
  THE ALGER AMERICAN GROWTH PORTFOLIO
     December 31, 1998                                         5,266   $237,004   $280,243
     December 31, 1997                                           798   $ 35,334   $ 34,134

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 3. INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

- ------------------------------------------------------------------------------------------
INVESTMENT ADVISOR                                                                 MARKET
FUND/SUBACCOUNT                                               SHARES     COST      VALUE
- ------------------------------------------------------------------------------------------
FRED ALGER MANAGEMENT, INC.:
  THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
     December 31, 1998                                         5,848   $146,450   $168,837
     December 31, 1997                                           475   $ 11,875   $ 11,475
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS EMERGING GROWTH SERIES
     December 31, 1998                                        13,333   $245,818   $286,259
     December 31, 1997                                         1,656   $ 26,404   $ 26,721
  MFS RESEARCH SERIES
     December 31, 1998                                        10,777   $186,697   $205,296
     December 31, 1997                                         1,301   $ 20,210   $ 20,542
  MFS GROWTH WITH INCOME SERIES
     December 31, 1998                                        10,471   $194,272   $210,576
     December 31, 1997                                         1,636   $ 26,886   $ 26,897
  MFS LIMITED MATURITY SERIES
     December 31, 1998                                         5,263   $ 54,719   $ 53,470
     December 31, 1997                                         1,134   $ 11,962   $ 11,351
  MFS TOTAL RETURN SERIES
     December 31, 1998                                         7,081   $122,446   $128,308
     December 31, 1997                                           118   $  1,917   $  1,967
SOCIETE GENERALE ASSET MANAGEMENT CORP.:
  SOGEN OVERSEAS VARIABLE FUND
     December 31, 1998                                        13,339   $135,551   $134,319
     December 31, 1997                                         1,350   $ 13,613   $ 13,189
VAN ECK ASSOCIATES CORPORATION:
  VAN ECK WORLDWIDE HARD ASSETS FUND
     December 31, 1998                                         1,131   $ 11,216   $ 10,403
     December 31, 1997                                           375   $  6,199   $  5,902
  VAN ECK EMERGING MARKETS FUND
     December 31, 1998                                         2,646   $ 19,632   $ 18,839
     December 31, 1997                                           614   $  6,886   $  6,757

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

     The aggregate cost of purchases and proceeds from sales of funds in the subaccounts for the year ended December 31, 1998 and from inception through December 31, 1997 are as follows:

- ----------------------------------------------------------------------------------------------------------
INVESTMENT ADVISOR                                                    1998                    1997
FUND/SUBACCOUNT                                              PURCHASES      SALES      PURCHASES    SALES
- ----------------------------------------------------------------------------------------------------------
FEDERATED ADVISERS:
  Federated Prime Money Fund II                              $2,481,159   $1,714,056   $145,193    $79,877
  Federated Utility Fund II                                      49,310       17,847     18,819      6,718
  Federated High Income Bond Fund II                             90,509       29,759      7,919      3,845
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Equity-Income Portfolio                              369,832      110,610     42,621     17,306
  Fidelity Asset Manager Portfolio                               93,987       23,787      7,528        458
  Fidelity Index 500 Portfolio                                  990,469      659,203     59,865     21,134
  Fidelity Contrafund Portfolio                                 357,616      100,738     43,658     21,205
FRED ALGER MANAGEMENT, INC.:
  The Alger American Small Capitalization Portfolio             149,591       46,245     28,590     12,964
  The Alger American Growth Portfolio                           250,054       64,418     44,379      9,935
  The Alger American MidCap Growth Portfolio                    150,003       18,027     22,938     11,010
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series                                    457,350      239,389     41,571     15,212
  MFS Research Series                                           248,443       83,788     29,976      9,723
  MFS Growth With Income Series                                 545,157      373,754     45,455     19,391
  MFS Limited Maturity Series                                    71,105       28,487     26,273     14,976
  MFS Total Return Series                                       145,064       25,065      2,345        447
SOCIETE GENERALE ASSET MANAGEMENT CORP.:
  SoGen Overseas Variable Fund                                  213,850       89,510     19,038      5,106
VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund                             13,942        6,604     12,851      6,585
  Van Eck Emerging Markets Fund                                  22,311        6,650      8,457      1,364

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NOTE 5. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A daily deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits).

     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred. -
--------------------------------------------------------------------------------

                      NOTE 6. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the Funds satisfy the diversification requirement of the regulations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Contractholders of Valley Forge Life Insurance Company Variable Life Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

     We have audited the accompanying statements of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Life Separate Account (the "Account") as of December 31, 1998 and related 1997, and the related statements of operations and changes in net assets for the year ended December 31, 1998 and the period from inception through December 31, 1997. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth With Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets Fund and Van Eck Emerging Markets Fund. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 and 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1998 and 1997, the results of their operations and the changes in their net assets for the year ended December 31, 1998 and the period from inception through December 31, 1997, in conformity with generally accepted accounting principles.

Chicago, Illinois
February 23, 1999



--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                FIDELITY      FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED        EQUITY-        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME       INCOME        MANAGER    INDEX 500    CONTRAFUND
                                       FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
- ---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value
    (cost noted below):               $687,386     $ 96,936      $ 88,953       $556,534      $238,818    $1,320,174    $749,017
                                      --------     --------      --------       --------      --------    ----------    --------
TOTAL ASSETS                           687,386       96,936        88,953        556,534       238,818     1,320,174     749,017
                                      --------     --------      --------       --------      --------    ----------    --------
LIABILITIES                              -            -            -              -              -            -            -
- ---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                            $687,386     $ 96,936      $ 88,953       $556,534      $238,818    $1,320,174    $749,017
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                $687,386     $ 93,443      $ 91,438       $487,179      $236,291    $1,171,514    $670,834
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

       THE ALGER                  THE ALGER                                                                           VAN ECK
        AMERICAN      THE ALGER   AMERICAN      MFS                  MFS GROWTH     MFS         MFS        SOGEN     WORLDWIDE
         SMALL        AMERICAN     MIDCAP     EMERGING      MFS         WITH      LIMITED      TOTAL      OVERSEAS     HARD
     CAPITALIZATION    GROWTH      GROWTH      GROWTH    RESEARCH      INCOME     MATURITY     RETURN     VARIABLE    ASSETS
       PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES     SERIES       SERIES      SERIES      SERIES       FUND       FUND
- ------------------------------------------------------------------------------------------------------------------------------
        $207,104      $ 882,045   $ 347,001   $471,698   $ 329,081    $381,183    $ 69,542   $  263,524   $244,720   $ 20,667
        --------      ---------   ---------   --------   ---------    --------    --------   ----------   --------   --------
         207,104        882,045     347,001    471,698     329,081     381,183      69,542      263,524    244,720     20,667
        --------      ---------   ---------   --------   ---------    --------    --------   ----------   --------   --------
          -               -           -          -           -           -           -           -           -          -
- ------------------------------------------------------------------------------------------------------------------------------
        $207,104      $ 882,045   $ 347,001   $471,698   $ 329,081    $381,183    $ 69,542   $  263,524   $244,720   $ 20,667
==============================================================================================================================
        $190,321      $ 814,415   $ 323,405   $384,331   $ 285,367    $340,327    $ 69,925   $  256,976   $209,930   $ 18,654
==============================================================================================================================


     VAN ECK
     EMERGING
     MARKETS
       FUND
- ---  --------
     $ 34,845
     --------
       34,845
     --------
        -
- ---
     $ 34,845
===
     $ 27,858
===

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                FIDELITY      FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED        EQUITY-        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME       INCOME        MANAGER    INDEX 500    CONTRAFUND
                                       FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
- ---------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend income                   $ 14,527     $  5,411      $  6,010       $ 18,590      $ 13,097    $    8,381    $ 16,984
                                      --------     --------      --------       --------      --------    ----------    --------
                                        14,527        5,411         6,010         18,590        13,097         8,381      16,984
                                      --------     --------      --------       --------      --------    ----------    --------
Expenses:
    Mortality and expense risk
      charges                            3,078          328           315          1,971           862         3,512       2,311
    Policy fees/Cost of insurance       32,512        4,453         5,667         22,711         9,489        54,524      31,203
                                      --------     --------      --------       --------      --------    ----------    --------
                                        35,590        4,781         5,982         24,682        10,351        58,036      33,514
                                      --------     --------      --------       --------      --------    ----------    --------
      NET INVESTMENT INCOME (LOSS)     (21,063)         630            28         (6,092)        2,746       (49,655)    (16,530)
Investment gains and (losses):
  Net realized gains (losses)            -              110        (1,098)        (1,841)        7,002        16,102      20,485
  Net unrealized gains (losses)          -             (262)       (2,947)        55,423        (4,298)      102,284      34,773
                                      --------     --------      --------       --------      --------    ----------    --------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)       -             (152)       (4,045)        53,582         2,704       118,386      55,258
- ---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $(21,063)    $    478      $ (4,017)      $ 47,490      $  5,450    $   68,731    $ 38,728
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       THE ALGER                  THE ALGER                            MFS
        AMERICAN      THE ALGER   AMERICAN      MFS                   GROWTH      MFS         MFS        SOGEN
         SMALL        AMERICAN     MIDCAP     EMERGING      MFS        WITH     LIMITED      TOTAL      OVERSEAS
     CAPITALIZATION    GROWTH      GROWTH      GROWTH    RESEARCH     INCOME    MATURITY     RETURN     VARIABLE
       PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES     SERIES      SERIES     SERIES      SERIES       FUND
- ----------------------------------------------------------------------------------------------------------------
        $ 16,693      $  62,822   $  38,874   $  -       $   2,936   $  1,986   $  -       $   12,073   $  1,473
        --------      ---------   ---------   --------   ---------   --------   --------   ----------   --------
          16,693         62,822      38,874      -           2,936      1,986      -           12,073      1,473
        --------      ---------   ---------   --------   ---------   --------   --------   ----------   --------
             605          2,569       1,020      1,522       1,063      1,225        271          988        762
           8,923         30,768      12,506     24,018      14,951     16,179      4,267       10,867     12,946
        --------      ---------   ---------   --------   ---------   --------   --------   ----------   --------
           9,528         33,337      13,526     25,540      16,014     17,404      4,538       11,855     13,708
        --------      ---------   ---------   --------   ---------   --------   --------   ----------   --------
           7,165         29,485      25,348    (25,540)    (13,078)   (15,418)    (4,538)         218    (12,235)
             276         25,425       2,100      7,247       3,312      1,467       (170)       4,877      4,250
           6,879         24,391       1,209     46,926      25,115     24,551        866          687     36,022
        --------      ---------   ---------   --------   ---------   --------   --------   ----------   --------
           7,155         49,816       3,309     54,173      28,427     26,018        696        5,564     40,272
- ----------------------------------------------------------------------------------------------------------------
        $ 14,320      $  79,301   $  28,657   $ 28,633   $  15,349   $ 10,600   $ (3,842)  $    5,782   $ 28,037
================================================================================================================

      VAN ECK
     WORLDWIDE   VAN ECK
       HARD      EMERGING
      ASSETS     MARKETS
       FUND        FUND
- ---
     $    190    $  -
     --------    --------
          190       -
     --------    --------
           65         109
        1,044       2,229
     --------    --------
        1,109       2,338
     --------    --------
         (919)     (2,338)
         (356)      2,197
        2,826       7,780
     --------    --------
        2,470       9,977
- ---
     $  1,551    $  7,639
===

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                            FIDELITY
                                                    FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY
                                                   PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)   FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO
- ----------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                      $  (21,063)    $   630      $     28       $ (6,092)     $  2,746    $  (49,655)
 Net realized and unrealized investment gains
   (losses)                                            -             (152)       (4,045)        53,582         2,704       118,386
                                                   ----------     -------      --------       --------      --------    ----------
   Change in net assets resulting from operations     (21,063)        478        (4,017)        47,490         5,450        68,731
                                                   ----------     -------      --------       --------      --------    ----------
From capital transactions:
 Net premiums/deposits                                288,952      50,993        51,118        250,870       123,677       563,684
 Surrenders and withdrawals                              (407)       (149)         (895)        (1,767)         (675)       (3,336)
 Transfers in (out of) subaccounts, net -- Note 1    (427,623)     (4,127)      (22,754)       (39,513)       24,650       271,092
                                                   ----------     -------      --------       --------      --------    ----------
   Change in net assets resulting from capital
     transactions                                    (139,078)     46,717        27,469        209,590       147,652       831,440
                                                   ----------     -------      --------       --------      --------    ----------
Increase in net assets                               (160,141)     47,195        23,452        257,080       153,102       900,171
Net assets at beginning of period                     847,527      49,741        65,501        299,454        85,716       420,003
- ----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $  687,386     $96,936      $ 88,953       $556,534      $238,818    $1,320,174
==================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD          $     1.00     $ 14.53      $  10.27       $  27.25      $  17.69    $   155.65
==================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                    687,386       6,671         8,661         20,423        13,500         8,482
==================================================================================================================================
FOR THE YEAR ENDED DECEMBER 31, 1998
- ----------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                      $  (14,476)    $(3,056)     $ (5,532)      $(22,666)     $ (6,180)   $  (38,788)
 Net realized and unrealized investment gains
   (losses)                                            -            3,330           192         11,559         6,583        46,453
                                                   ----------     -------      --------       --------      --------    ----------
   Change in net assets resulting from operations     (14,476)        274        (5,340)       (11,107)          403         7,665
                                                   ----------     -------      --------       --------      --------    ----------
From capital transactions:
 Net premiums/deposits                              1,100,864      36,000        58,181        263,891        61,909       327,244
 Surrenders and withdrawals                              (572)        (83)         (165)        (2,423)         (129)       (6,058)
 Transfers in (out of) subaccounts, net -- Note 1    (303,884)       (229)        8,694         22,472        16,042        50,804
                                                   ----------     -------      --------       --------      --------    ----------
   Change in net assets resulting from capital
     transactions                                     796,408      35,688        66,710        283,940        77,822       371,990
                                                   ----------     -------      --------       --------      --------    ----------
Increase (decrease) in net assets                     781,932      35,962        61,370        272,833        78,225       379,655
Net assets at beginning of period                      65,595      13,779         4,131         26,621         7,491        40,348
- ----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $  847,527     $49,741      $ 65,501       $299,454      $ 85,716    $  420,003
==================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD          $     1.00     $ 15.27      $  10.92       $  25.42      $  18.16    $   141.25
==================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                    847,527       3,257         5,998         11,780         4,720         2,973
==================================================================================================================================


                                                     FIDELITY
                                                    CONTRAFUND
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)  PORTFOLIO
- --------------------------------------------------  ----------
From operations:
 Net investment income (loss)                        $(16,530)
 Net realized and unrealized investment gains
   (losses)                                            55,258
                                                     --------
   Change in net assets resulting from operations      38,728
                                                     --------
From capital transactions:
 Net premiums/deposits                                336,858
 Surrenders and withdrawals                              (824)
 Transfers in (out of) subaccounts, net -- Note 1      46,915
                                                     --------
   Change in net assets resulting from capital
     transactions                                     382,949
                                                     --------
Increase in net assets                                421,677
Net assets at beginning of period                     327,340
- --------------------------------------------------
NET ASSETS AT END OF PERIOD                          $749,017
==================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD            $  26.10
==================================================
UNITS OUTSTANDING AT END OF PERIOD                     28,698
==================================================
FOR THE YEAR ENDED DECEMBER 31, 1998
- --------------------------------------------------
From operations:
 Net investment income (loss)                        $(22,765)
 Net realized and unrealized investment gains
   (losses)                                            46,063
                                                     --------
   Change in net assets resulting from operations      23,298
                                                     --------
From capital transactions:
 Net premiums/deposits                                246,088
 Surrenders and withdrawals                            (1,201)
 Transfers in (out of) subaccounts, net -- Note 1      36,435
                                                     --------
   Change in net assets resulting from capital
     transactions                                     281,322
                                                     --------
Increase (decrease) in net assets                     304,620
Net assets at beginning of period                      22,720
- --------------------------------------------------
NET ASSETS AT END OF PERIOD                          $327,340
==================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD            $  24.44
==================================================
UNITS OUTSTANDING AT END OF PERIOD                     13,394
==================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          THE                        THE
         ALGER           THE        ALGER                             MFS
        AMERICAN        ALGER     AMERICAN      MFS                  GROWTH      MFS        MFS       SOGEN
         SMALL        AMERICAN     MIDCAP     EMERGING     MFS        WITH     LIMITED     TOTAL     OVERSEAS
     CAPITALIZATION    GROWTH      GROWTH      GROWTH    RESEARCH    INCOME    MATURITY    RETURN    VARIABLE
       PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES     SERIES     SERIES     SERIES     SERIES      FUND
- -------------------------------------------------------------------------------------------------------------
        $  7,165      $ 29,485    $ 25,348    $(25,540)  $(13,078)  $(15,418)  $(4,538)   $    218   $(12,235)
           7,155        49,816       3,309     54,173     28,427      26,018       696       5,564    40,272
        --------      --------    --------    --------   --------   --------   -------    --------   --------
          14,320        79,301      28,657     28,633     15,349      10,600    (3,842)      5,782    28,037
        --------      --------    --------    --------   --------   --------   -------    --------   --------
          92,852       438,826     115,034    166,413    104,493     152,155    34,367     130,053    74,358
               -       (25,094)         (5)    (1,656)    (1,763)     (1,021)     (218)       (337)     -
         (31,282)      108,769      34,478     (7,951)     5,706       8,873   (14,235)       (282)    8,006
        --------      --------    --------    --------   --------   --------   -------    --------   --------
          61,570       522,501     149,507    156,806    108,436     160,007    19,914     129,434    82,364
        --------      --------    --------    --------   --------   --------   -------    --------   --------
          75,890       601,802     178,164    185,439    123,785     170,607    16,072     135,216   110,401
         131,214       280,243     168,837    286,259    205,296     210,576    53,470     128,308   134,319
- -------------------------------------------------------------------------------------------------------------
        $207,104      $882,045    $347,001    $471,698   $329,081   $381,183   $69,542    $263,524   $244,720
=============================================================================================================
        $  43.58      $  55.84    $  27.60    $ 24.22    $ 20.48    $  21.14   $ 10.25    $  18.10   $ 12.47
=============================================================================================================
           4,752        15,796      12,572     19,476     16,068      18,031     6,785      14,559    19,625
=============================================================================================================
- -------------------------------------------------------------------------------------------------------------
        $ (3,424)     $ (6,097)   $ (9,436)   $(22,642)  $(15,787)  $(18,580)  $(4,763)   $ (5,524)  $(14,549)
           4,449        44,836      22,499     40,816     18,836      12,276      (499)      6,093    (3,210)
        --------      --------    --------    --------   --------   --------   -------    --------   --------
           1,025        38,739      13,063     18,174      3,049      (6,304)   (5,262)        569   (17,759)
        --------      --------    --------    --------   --------   --------   -------    --------   --------
          88,005       171,948     119,140    214,349    173,364     141,269    47,751      97,181   135,934
            (313)       (1,636)     (1,360)      (734)    (2,718)     (2,367)     (363)       (194)   (2,482)
          26,949        37,058      26,519     27,749     11,059      51,081        (7)     28,785     5,437
        --------      --------    --------    --------   --------   --------   -------    --------   --------
         114,641       207,370     144,299    241,364    181,705     189,983    47,381     125,772   138,889
        --------      --------    --------    --------   --------   --------   -------    --------   --------
         115,666       246,109     157,362    259,538    184,754     183,679    42,119     126,341   121,130
          15,548        34,134      11,475     26,721     20,542      26,897    11,351       1,967    13,189
- -------------------------------------------------------------------------------------------------------------
        $131,214      $280,243    $168,837    $286,259   $205,296   $210,576   $53,470    $128,308   $134,319
=============================================================================================================
        $  43.97      $  53.22    $  28.87    $ 21.47    $ 19.05    $  20.11   $ 10.16    $  18.12   $ 10.07
=============================================================================================================
           2,984         5,266       5,848     13,333     10,777      10,471     5,263       7,081    13,339
=============================================================================================================


      VAN ECK
     WORLDWIDE   VAN ECK
       HARD      EMERGING
      ASSETS     MARKETS
       FUND        FUND
- ---
      $  (919)   $(2,338)
        2,470      9,977
      -------    -------
        1,551      7,639
      -------    -------
       10,739     12,961
          (70)       (59)
       (1,956)    (4,535)
      -------    -------
        8,713      8,367
      -------    -------
       10,264     16,006
       10,403     18,839
- ---
      $20,667    $34,845
===
      $ 10.71    $ 10.39
===
        1,930      3,354
===
- ---
      $  (417)   $(3,614)
       (3,800)    (3,708)
      -------    -------
       (4,217)    (7,322)
      -------    -------
        9,690     20,390
         (156)      (296)
         (816)      (690)
      -------    -------
        8,718     19,404
      -------    -------
        4,501     12,082
        5,902      6,757
- ---
      $10,403    $18,839
===
      $  9.20    $  7.12
===
        1,131      2,646
===

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select variable life policy ("Policy"). Under the terms of the Policy, policyowners' select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account ("Fixed Account") or both the Variable Account and Fixed Account. Policyholders who invest in the Variable Account are hereinafter referred to as the contractholder.

     The Variable Account currently offers 17 subaccounts each of which invests in shares of a corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------

FEDERATED ADVISERS:
  Federated Prime Money Fund II
  Federated Utility Fund II
  Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Variable Insurance Products Fund
    Equity-Income Portfolio
    ("Fidelity Equity-Income Portfolio")

  Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio
    ("Fidelity Asset Manager Portfolio")

  Fidelity Variable Insurance Products Fund II
    Index 500 Portfolio ("Fidelity Index 500 Portfolio")

  Fidelity Variable Insurance Products Fund II
    Contrafund Portfolio
    ("Fidelity Contrafund Portfolio")
- ------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
- ------------------------------------------------------------

FRED ALGER MANAGEMENT, INC.:
  The Alger American Small Capitalization Portfolio
  The Alger American Growth Portfolio
  The Alger American MidCap Growth Portfolio

MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth With Income Series
  MFS Limited Maturity Series (closed to
    new investments)
  MFS Total Return Series

SOCIETE GENERALE ASSET MANAGEMENT CORP.:
  SoGen Overseas Variable Fund

VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund
  Van Eck Emerging Markets Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of amounts in the Fixed Account to any subaccount(s). The MFS Limited Maturity Series subaccount is not available to receive transfers from new participants as of May 1, 1999.

--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the statement of operations.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds which are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the average cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         NOTE 3. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits).

     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred. -
--------------------------------------------------------------------------------

                      NOTE 4. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    NOTE 5. MANAGEMENT'S DISCUSSION OF YEAR 2000 IMPACT ON VARIABLE ACCOUNT
--------------------------------------------------------------------------------

     The widespread use of computer programs, both in the United States and internationally, that rely on two digit date fields to perform computations and decision making functions may cause computer systems to malfunction when processing information involving dates beginning in 1999. Such malfunctions could lead to business delays and disruptions. Separate Account does not maintain any systems. Instead, it relies on the systems of CNA, third party vendors and other business partners. CNA, on behalf of Separate Account, has a plan under which it reviews periodically the progress that these parties are making on this issue. As of December 1, 1998, CNA had certified internally as Year 2000-ready all of the internal systems used by Separate Account. However, as business conditions change, CNA may respond by revising previous Year 2000 strategies or solutions affecting specific systems. In limited cases, a system that was to have been replaced, instead, may be renovated to become Year 2000 ready prior to January 1, 2000. Separate Account does not believe these changes will have a material impact on the Company.

     CNA has also received statements of Year 2000 compliance from certain key business partners. Separate Account management believes that the systems on which it relies does not have any significant remaining exposure to the Year 2000 issue and, therefore Separate Account does not have a material exposure to the Year 2000 issue. However, due to the interdependent nature of computer systems, there may be an adverse impact on Separate Account if its business partners fail to address the Year 2000 issue successfully. To mitigate this impact, if any, CNA on behalf of itself and Separate Account is communicating with its business partners to coordinate Year 2000 conversion. In addition, CNA has developed business resumption plans to ensure that it and Separate Account are able to continue critical processes through other means in the event that it becomes necessary to do so. Formal strategies have been developed to include appropriate recovery processes and use of alternative vendors.

     Based on its current assessment, CNA estimates that the total cost to replace and upgrade its systems to accommodate Year 2000 processing will be approximately $70 million. As of June 30, 1999, CNA has spent approximately $60 million on Year 2000 readiness matter.



--------------------------------------------------------------------------------



                      VALLEY FORGE LIFE INSURANCE COMPANY

                                 BALANCE SHEETS

- ----------------------------------------------------------------------------------------------------------------
                                                                                 JUNE 30           DECEMBER 31
                                                                                  1999                 1998
                                                                               (Unaudited)
- ----------------------------------------------------------------------------------------------------------------
(In thousands of dollars, except per share amounts)
ASSETS:
   Investments:
     Fixed maturities available-for-sale (amortized cost: $481,347 and $454,635)   $   476,265      $ 460,516
     Equity securities available-for-sale (cost: $981 and $981)                          2,558          2,218
     Policy loans                                                                       74,213         74,150
     Other invested assets                                                                 351            485
     Short-term investments                                                             33,500         81,418
                                                                                   -----------    -----------
          TOTAL INVESTMENTS                                                            586,887        618,787
   Cash                                                                                  4,515          3,750
   Receivables:
     Reinsurance                                                                     2,215,669      2,119,897
     Premium and other insurance                                                        53,088         54,664
   Deferred acquisition costs                                                          119,845        111,963
   Receivables for securities sold                                                      17,309           --
   Accrued investment income                                                             8,229          7,721
   Due from affiliates                                                                  39,165           --
   Deferred income taxes                                                                 2,804           --
   Other                                                                                 1,836            902
   Separate Account business                                                           128,691         73,745
- --------------------------------------------------------------------------------------------------------------
          TOTAL ASSETS                                                             $ 3,178,038    $ 2,991,429
==============================================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY:
Liabilities:
   Insurance reserves:
     Future policy benefits                                                        $ 2,540,154    $ 2,438,305
     Claims                                                                            142,776         93,001
     Policyholders' funds                                                               48,003         42,746
   Payables for securities purchased                                                    17,106            370
   Federal income taxes payable                                                          8,260          6,468
   Deferred income taxes                                                                  --            6,213
   Due to affiliates                                                                      --            1,946
   Commissions and other payables                                                       38,783         64,815
   Separate Account business                                                           128,691         73,745
                                                                                   -----------    -----------
          TOTAL LIABILITIES                                                          2,923,773      2,727,609
                                                                                   -----------    -----------
Commitments and contingent liabilities - Note 3                                           --             --
Stockholder's Equity:
   Common stock ($50 par value; Authorized-200,000 shares;
       Issued-50,000 shares)                                                             2,500          2,500
   Additional paid-in capital                                                           69,150         69,150
   Retained earnings                                                                   183,453        187,683
   Accumulated other comprehensive income                                                 (838)         4,487
                                                                                   -----------    -----------
          TOTAL STOCKHOLDER'S EQUITY                                                   254,265        263,820
- --------------------------------------------------------------------------------------------------------------
          TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                               $ 3,178,038    $ 2,991,429
==============================================================================================================


      See accompanying Notes to Condensed Financial Statements (Unaudited).




                                       3

                       VALLEY FORGE LIFE INSURANCE COMPANY


                            STATEMENTS OF OPERATIONS
                                   (Unaudited)

- ----------------------------------------------------------------------------------------------------------
                                                           THREE MONTHS                  SIX MONTHS
PERIOD ENDED JUNE 30                                   1999           1998         1999           1998
- ----------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Revenues:
   Premiums                                          $ 83,651      $ 73,025       $158,324       $154,580
   Net investment income                                9,004         9,032         18,108         17,623
   Realized investment gains (losses)                 (13,213)        1,520        (17,902)         3,513
   Other                                                3,597         2,595          5,262          4,156
                                                     --------      --------       --------       --------
                                                       83,039        86,172        163,792        179,872
                                                     --------      --------       --------       --------
Benefits and expenses:
   Insurance claims and policyholders' benefits        80,891        70,228        151,002        145,381
   Amortization of deferred acquisition costs           3,068         2,615          6,065          5,167
   Other operating expenses                             7,415         6,713         13,714         16,571
                                                     --------      --------       --------       --------
                                                       91,374        79,556        170,781        167,119
                                                     --------      --------       --------       --------
     Income (loss) before income tax and cumulative
         effect of change in accounting principle      (8,335)        6,616         (6,989)        12,753
Income tax expense (benefit)                           (3,485)        2,336         (2,993)         4,554
                                                     --------      --------       --------       --------
     Income (loss) before cumulative effect of change
         in accounting principle                       (4,850)        4,280         (3,996)         8,199
Cumulative effect of change in accounting
         principle, net of taxes - Note 5                   -             -           (234)             -
- -------------------------------------------------------------       -------       --------        -------
     NET INCOME (LOSS)                               $ (4,850)      $ 4,280       $ (4,230)       $ 8,199
=============================================================       =======       ========        =======


      See accompanying Notes to Condensed Financial Statements (Unaudited).


                                 4


                       VALLEY FORGE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                                   (Unaudited)

- -------------------------------------------------------------------------------------------------------------------------
                                                                                              Accumulated
                                                 Additional                                      Other           Total
Six Months Ended                       Common     Paid-in       Comprehensive   Retained     Comprehensive   Stockholder's
June 30, 1999 and 1998                  Stock     Capital       Income (Loss)   Earnings     Income (Loss)      Equity
- -------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)
Balance, December 31, 1997             $ 2,500     $ 39,150                    $ 170,230           $ 4,380      $ 216,260
Comprehensive income (loss):
  Net income                                 -            -         $   8,199      8,199                 -          8,199
  Other comprehensive income                 -            -               788          -               788            788
                                                                    ---------
   Total comprehensive income                                       $   8,987
                                                                    =========

- -----------------------------------------------------------                    ------------------------------------------
Balance, June 30, 1998                 $ 2,500     $ 39,150                    $ 178,429           $ 5,168      $ 225,247
===========================================================                    ==========================================

Balance, December 31, 1998             $ 2,500     $ 69,150                    $ 187,683           $ 4,487      $ 263,820
Comprehensive income (loss):
   Net loss                                  -            -         $  (4,230)    (4,230)                -         (4,230)
   Other comprehensive loss                  -            -            (5,325)         -            (5,325)        (5,325)
                                                                    ---------
   Total comprehensive loss                                         $  (9,555)
                                                                    =========

- -----------------------------------------------------------                    -------------------------------------------
Balance, June 30, 1999                 $ 2,500     $ 69,150                    $ 183,453            $ (838)     $ 254,265
===========================================================                    ===========================================



      See accompanying Notes to Condensed Financial Statements (Unaudited).


                                        5



                      VALLEY FORGE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                  (Unaudited)


- ----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30                                                             1999         1998
- ----------------------------------------------------------------------------------------------------------
(In thousands of dollars)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income (loss)                                                             $  (4,230)   $   8,199
   Adjustments to reconcile net income to net cash flows from operating activities:
     Deferred income provision                                                      (6,277)       4,292
     Net realized investment (gains) losses, pre-tax                                17,902       (3,513)
     Amortization of bond discount                                                  (1,237)      (1,955)
     Changes in:
        Insurance receivables, net                                                 (94,196)    (491,676)
        Deferred acquisition costs                                                  (5,657)      (8,873)
        Accrued investment income                                                     (508)        (514)
        Due from affiliates                                                        (41,111)      29,566
        Federal income taxes                                                         1,792          102
        Insurance reserves                                                         171,590      495,132
        Commissions and other payables and other                                   (26,631)     (39,109)
                                                                                 ---------    ---------
            Total adjustments                                                       15,667      (16,548)
                                                                                 ---------    ---------
            NET CASH FLOWS FROM OPERATING ACTIVITIES                                11,437       (8,349)
                                                                                 ---------    ---------
CASH FLOWS FROM INVESTING ACTIVITIES
   Purchases of fixed maturities                                                  (989,428)    (190,742)
   Proceeds from fixed maturities:
     Sales                                                                         898,060      173,683
     Maturities, calls and redemptions                                              46,529       28,186
   Change in policy loans                                                              (63)      (3,329)
   Change in other invested assets                                                    (214)        --
   Change in short-term investments                                                 49,153      (29,854)
                                                                                 ---------    ---------
          NET CASH FLOWS FROM INVESTING ACTIVITIES                                   4,037      (22,056)
                                                                                 ---------    ---------
CASH FLOWS FROM FINANCING ACTIVITIES
   Receipts for investment contracts credited to policyholder account balances       5,982       27,111
   Return of policyholder account balances on investment contracts                 (20,691)     (19,836)
                                                                                 ---------    ---------
          NET CASH FLOWS FROM FINANCING ACTIVITIES                                 (14,709)       7,275
                                                                                 ---------    ---------
          NET CASH FLOWS                                                               765      (23,130)
Cash at beginning of period                                                          3,750       24,565
- -------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                            $   4,515    $   1,435
=======================================================================================================
Supplemental disclosures of cash flow information:
        Federal income taxes paid                                                $    --      $    --
=======================================================================================================


      See accompanying Notes to Condensed Financial Statements (Unaudited).


                                       6



                       VALLEY FORGE LIFE INSURANCE COMPANY
               NOTES TO CONDENSED FINANCIAL STATEMENTS - CONTINUED
                                 JUNE 30, 1999
                                  (UNAUDITED)


NOTE 1. BASIS OF PRESENTATION:

     Valley Forge Life Insurance Company (VFL) is a wholly-owned subsidiary of Continental Assurance Company (CAC). CAC is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNA Financial). CNA Financial is a holding company whose primary subsidiaries consist of property/casualty and life insurance companies, collectively CNA. Loews Corporation owns approximately 86% of the outstanding common stock of CNA Financial.

     VFL markets and underwrites insurance products designed to satisfy the life, health and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form include life, pension, accident and health.

     The operations, assets and liabilities of VFL and its parent, CAC, are managed on a combined basis pursuant to a Reinsurance Pooling Agreement. Under this Reinsurance Pooling Agreement, VFL cedes all of its business, excluding its Separate Account business, to its parent, CAC. This business is then pooled with the business of CAC, which excludes CAC's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The operating results for the interim periods are not necessarily indicative of the results to be expected for the full year. These statements should be read in conjunction with the financial statements and notes thereto included in VFL's Form 10-K for the year ended December 31, 1998, filed with the Securities and Exchange Commission.

     The accompanying condensed financial statements have been prepared in conformity with generally accepted accounting principles. Certain amounts applicable to prior years have been reclassified to conform to classifications followed in 1999.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of VFL's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and cash flows in the accompanying condensed financial statements.




                                       7



                       VALLEY FORGE LIFE INSURANCE COMPANY
               NOTES TO CONDENSED FINANCIAL STATEMENTS - CONTINUED

NOTE 2. REINSURANCE:

     The ceding of insurance does not discharge the primary liability of the original insurer. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. Further, for carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit.

     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health earned premiums is from short duration contracts. The effects of reinsurance on premium revenues are shown in the following schedule:


- --------------------------------------------------------------------------------------------
                                                     PREMIUMS
                                   -------------------------------------------
                                                                                  ASSUMED/
SIX MONTHS ENDED JUNE 30              DIRECT     ASSUMED    CEDED        NET        NET %
- --------------------------------------------------------------------------------------------
(In thousands of dollars)
1999
     Life                            $312,515   $ 38,004   $319,682   $ 30,837      123%
     Accident and health                2,945    127,487      2,945    127,487      100
- --------------------------------------------------------------------------------------------
          TOTAL PREMIUMS             $315,460   $165,491   $322,627   $158,324      105%
============================================================================================

1998
     Life                            $255,982   $ 41,293   $258,973   $ 38,302      108%
     Accident and health                1,827    116,278      1,827    116,278      100%
- --------------------------------------------------------------------------------------------
          Total premiums             $257,809   $157,571   $260,800   $154,580      102%
============================================================================================




     Transactions with CAC, as part of the pooling agreement described in Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $187.4 million for the six months ended June 30, 1999, and $111.0 million for the six months ended June 30, 1998. Additionally, benefits and expenses for insurance claims and policyholders' benefits are net of reinsurance recoveries from non-affiliated companies of $139.2 million for the period ended June 30, 1999, and $77.5 million for the same period in 1998.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of VFL's insurance reserves. These balances are principally due from CAC pursuant to the Reinsurance Pooling Agreement.


NOTE 3. LEGAL PROCEEDINGS:


     VFL is party to litigation in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or equity of VFL.



                                       8


                       VALLEY FORGE LIFE INSURANCE COMPANY
               NOTES TO CONDENSED FINANCIAL STATEMENTS - CONTINUED


NOTE 4. OTHER COMPREHENSIVE INCOME:


     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from investments by, and distributions to, the stockholder. Other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of other comprehensive income (loss) are presented in the following table:


- --------------------------------------------------------------------------------------------------------------------------
                                                                                            PRE-TAX  TAX (EXPENSE)   NET
THREE MONTHS ENDED JUNE 30, 1999                                                             AMOUNT    BENEFIT     AMOUNT
- --------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)

Net unrealized gains (losses) on investments securities:

    Net unrealized gains (losses) arising during the period                                $(1,304)   $   354        (950)

    Reclassification adjustment for (gains) losses included in net income                     (566)       198        (368)
- --------------------------------------------------------------------------------------------------------------------------
TOTAL OTHER COMPREHENSIVE LOSS                                                             $(1,870)   $   552     $(1,318)
==========================================================================================================================


                                                                                            Pre-tax  Tax (Expense)   Net
Three Months Ended June 30, 1998                                                            Amount      Benefit     Amount
- --------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)

Net unrealized gains (losses) on investments securities:

    Net unrealized gains (losses) arising during the period                                $(3,606)   $ 1,263     $(2,343)

    Reclassification adjustment for (gains) losses included in net income                    5,428     (1,900)      3,528
- --------------------------------------------------------------------------------------------------------------------------
Total Other Comprehensive Income                                                           $ 1,822    $  (637)    $ 1,185
==========================================================================================================================



- --------------------------------------------------------------------------------------------------------------------------
                                                                                            PRE-TAX  TAX (EXPENSE)   NET
SIX MONTHS ENDED JUNE 30, 1999                                                              AMOUNT      BENEFIT    AMOUNT
- --------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)

Net unrealized gains (losses) on investments securities:

    Net unrealized gains (losses) arising during the period                                $(5,323)   $ 1,851     $(3,472)

    Reclassification adjustment for (gains) losses included in net income                   (2,851)       998      (1,853)
- --------------------------------------------------------------------------------------------------------------------------
TOTAL OTHER COMPREHENSIVE LOSS                                                             $(8,174)   $ 2,849     $(5,325)
==========================================================================================================================


                                                                                            Pre-tax  Tax (Expense)   Net
Six Months Ended June 30, 1998                                                              Amount      Benefit     Amount
- --------------------------------------------------------------------------------------------------------------------------
(In thousands of dollars)

Net unrealized gains (losses) on investments securities:

    Net unrealized gains (losses) arising during the period                                $(1,750)   $   613     $(1,137)

    Reclassification adjustment for (gains) losses included in net income                    2,962     (1,037)      1,925
- --------------------------------------------------------------------------------------------------------------------------
Total Other Comprehensive Income                                                           $ 1,212    $  (424)    $   788
==========================================================================================================================



                                       9



                       VALLEY FORGE LIFE INSURANCE COMPANY
               NOTES TO CONDENSED FINANCIAL STATEMENTS - CONCLUDED


NOTE 5. CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE:


     In December 1997, the American Institute of Certified Public Accountants' Accounting Standards Executive Committee issued Statement of Position (SOP)
97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 requires that entities recognize liabilities for insurance-related assessments when all of the following criteria have been met: an assessment has been imposed or it is probable that an assessment will be imposed; the event obligating an entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements; and the amount of the assessment can be reasonably estimated. This SOP is effective for financial statements for fiscal years beginning after December 15, 1998. Accordingly, VFL adopted SOP 97-3 effective January 1, 1999 and an after-tax charge of $234,000 ($360,000 pre-tax) was recorded during 1999 to reflect the cumulative effect of a change in accounting principle.


9. The following replaces the information under "ILLUSTRATIONS OF POLICY VALUES, SURRENDER VALUES, DEATH BENEFITS AND ACCUMULATED PREMIUM PAYMENTS" in its entirety:

     The following tables have been prepared to illustrate hypothetically how certain values under a Policy change with investment performance over an extended period of time. The tables illustrate how Policy Values, Surrender Values and Death Benefits under a Policy covering an Insured of a given age on the Policy Effective Date, would vary over time if the Planned Periodic Premium Payments were paid annually and the return on the assets in each fund were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The tables also show Planned Periodic Premium Payments accumulated at 5% interest compounded annually. THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return illustrated and will depend on a number of factors including the investment allocations made by an Owner and prevailing rates. These illustrations assume that the Net Premiums are allocated equally among the 23 Subaccounts available under the Policy, and that no amounts are allocated to the Fixed Account.

     The illustrations reflect the fact that the net investment returns on the assets held in the Subaccounts is lower than the gross after tax return of the selected Funds. The tables assume an average annual expense ratio of 0.86% of the average daily net assets of the Funds available. The following information summarizes the expenses by fund: Alger American Growth (0.79%), Alger American MidCap Growth (0.84%), Alger American Small Capitalization (0.89%), Federated High Income Bond II (0.78%), Federated Prime Money Fund II (0.80%), Federated Utility Fund II (0.93%), VIP II Asset Manager Portfolio (0.64%), VIP II Contrafund Portfolio (0.70%), VIP Equity-Income Portfolio (0.58%), VIP II Index 500 Portfolio (0.35%), MFS Emerging Growth Series (.85%), MFS Growth With Income Series (0.88%), MFS Research Series (.86%), SoGen Overseas Portfolio (1.50%), Worldwide Emerging Markets (1.50%), Worldwide Hard Assets Fund (1.16%) and Janus Aspen Capital Appreciation Portfolio (0.92%), Janus Asepn Growth Portfolio (0.68%), Janus Aspen Balanced Portfolio (0.74%), Janus Aspen Flexible Income Portfolio (0.73%), Janus Aspen International Growth Portfolio (0.86%), and Janus Aspen Worldwide Growth Portfolio (0.72%).

     In addition, the illustrations reflect the daily charge to the Variable Account for assuming mortality and expense risk, which is equivalent to an effective annual charge of 0.90% during Policy Years 1-10 and 0.45% during Policy Years 11 and later. After deduction of Fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.76%, 4.24% and 10.24% , respectively during Policy Years 1-10 and - 1.31% , 4.69% and 10.69% during Policy Years 11 and later.

     The illustrations also reflect the deduction of the Sales Charges, Premium Tax Charge, Federal Tax Charge and Monthly Deduction for the hypothetically insured. The Surrender charge is reflected in the Surrender Value column. VFL's current cost of insurance charges and the guaranteed maximum cost of insurance charges that VFL has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account and assumes no Loan Amount or partial withdrawals/surrenders or charges for supplemental and/or rider benefits.

     The illustrations are based on VFL's Preferred Nonsmoker risk class. Upon request, Owner(s) will be furnished with a comparable illustration based on the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables. Because the Death Benefit values vary depending on the Death Benefit Option in effect, level and increasing death benefit options are illustrated separately.

     The illustrations show contract values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated and all net premiums are allocated to subaccounts.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                    MALE ISSUE AGE 45, PREFERRED NON-SMOKER

$2,006 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%

                     PREMIUMS ACCUMULATED
                        AT 5% INTEREST
END OF POLICY YEAR        PER YEAR        POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------  ----------------    ------------    ---------------    -------------

        1               2,105            1,226             352            100,000
        2               4,316            2,647            1,505           100,000
        3               6,638            4,021            2,421           100,000
        4               9,075            5,346            3,746           100,000
        5               11,634           6,622            5,022           100,000
        6               14,321           7,848            6,248           100,000
        7               17,143           9,018            7,738           100,000
        8               20,105           10,129           9,009           100,000
        9               23,216           11,177           10,217          100,000
        10              26,483           12,157           11,357          100,000
        11              29,912           13,146           12,506          100,000
        12              33,513           14,061           13,581          100,000
        13              37,294           14,900           14,580          100,000
        14              41,265           15,659           15,499          100,000
        15              45,433           16,328           16,328          100,000
        16              49,810           16,901           16,901          100,000
        17              54,406           17,367           17,367          100,000
        18              59,232           17,713           17,713          100,000
        19              64,299           17,923           17,923          100,000
        20              69,620           17,979           17,979          100,000
        21              75,206           17,865           17,865          100,000
        22              81,072           17,564           17,564          100,000
        23              87,231           17,059           17,059          100,000
        24              93,698           16,329           16,329          100,000
        25             100,488           15,347           15,347          100,000
        26             107,618           14,071           14,071          100,000
        27             115,105           12,397           12,397          100,000
        28             122,966           10,354           10,354          100,000
        29             131,219           7,806            7,806           100,000

- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                    MALE ISSUE AGE 45, PREFERRED NON-SMOKER

$2,006 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 6%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
 END OF POLICY YEAR            PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
 ------------------      --------------------    ------------    ---------------    -------------

        1               2,105            1,318             444            100,000
        2               4,316            2,916            1,774           100,000
        3               6,638            4,558            2,958           100,000
        4               9,075            6,246            4,646           100,000
        5               11,634           7,979            6,379           100,000
        6               14,321           9,759            8,159           100,000
        7               17,143           11,583           10,303          100,000
        8               20,105           13,449           12,329          100,000
        9               23,216           15,355           14,395          100,000
        10              26,483           17,297           16,497          100,000
        11              29,912           19,388           18,748          100,000
        12              33,513           21,529           21,049          100,000
        13              37,294           23,721           23,401          100,000
        14              41,265           25,967           25,807          100,000
        15              45,433           28,264           28,264          100,000
        16              49,810           30,613           30,613          100,000
        17              54,406           33,012           33,012          100,000
        18              59,232           35,460           35,460          100,000
        19              64,299           37,954           37,954          100,000
        20              69,620           40,491           40,491          100,000
        21              75,206           43,073           43,073          100,000
        22              81,072           45,705           45,705          100,000
        23              87,231           48,393           48,393          100,000
        24              93,698           51,145           51,145          100,000
        25             100,488           53,970           53,970          100,000
        26             107,618           56,874           56,874          100,000
        27             115,105           59,840           59,840          100,000
        28             122,966           62,924           62,924          100,000
        29             131,219           66,116           66,116          100,000
        30             139,886           69,440           69,440          100,000

- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                        MALE AGE 45 PREFERRED NON-SMOKER

$2,006 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 12%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
END OF POLICY YEAR             PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------       --------------------    ------------    ---------------    -------------


        1               2,105            1,411             537            100,000
        2               4,316            3,196            2,054           100,000
        3               6,638            5,140            3,540           100,000
        4               9,075            7,259            5,659           100,000
        5               11,634           9,570            7,970           100,000
        6               14,321           12,092           10,492          100,000
        7               17,143           14,843           13,563          100,000
        8               20,105           17,846           16,726          100,000
        9               23,216           21,124           20,164          100,000
        10              26,483           24,705           23,905          100,000
        11              29,912           28,778           28,138          100,000
        12              33,513           33,262           32,782          100,000
        13              37,294           38,207           37,887          100,000
        14              41,265           43,674           43,514          100,000
        15              45,433           49,727           49,727          100,000
        16              49,810           56,444           56,444          100,000
        17              54,406           63,917           63,917          100,000
        18              59,232           72,253           72,253          100,000
        19              64,299           81,577           81,577          101,156
        20              69,620           91,918           91,918          112,140
        21              75,206          103,309          103,309          123,971
        22              81,072          115,834          115,834          137,843
        23              87,231          129,606          129,606          152,935
        24              93,698          144,748          144,748          169,355
        25             100,488          161,393          161,393          187,216
        26             107,618          179,691          179,691          206,644
        27             115,105          199,862          199,862          225,844
        28             122,966          222,155          222,155          246,592
        29             131,219          246,814          246,814          269,027
        30             139,886          274,144          274,144          293,334


- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                    MALE ISSUE AGE 45, PREFERRED NON-SMOKER

$2,006 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
 END OF POLICY YEAR            PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
 ------------------      --------------------    ------------    ---------------    -------------

        1               2,105            1,388             514            100,000
        2               4,316            2,931            1,789           100,000
        3               6,638            4,393            2,793           100,000
        4               9,075            5,803            4,203           100,000
        5               11,634           7,187            5,587           100,000
        6               14,321           8,548            6,948           100,000
        7               17,143           9,888            8,608           100,000
        8               20,105           11,207           10,087          100,000
        9               23,216           12,505           11,545          100,000
        10              26,483           13,783           12,983          100,000
        11              29,912           15,113           14,473          100,000
        12              33,513           16,407           15,927          100,000
        13              37,294           17,658           17,338          100,000
        14              41,265           18,898           18,738          100,000
        15              45,433           20,117           20,117          100,000
        16              49,810           21,204           21,204          100,000
        17              54,406           22,227           22,227          100,000
        18              59,232           23,189           23,189          100,000
        19              64,299           24,080           24,080          100,000
        20              69,620           24,895           24,895          100,000
        21              75,206           25,638           25,638          100,000
        22              81,072           26,294           26,294          100,000
        23              87,231           26,864           26,864          100,000
        24              93,698           27,342           27,342          100,000
        25             100,488           27,706           27,706          100,000
        26             107,618           27,960           27,960          100,000
        27             115,105           28,080           28,080          100,000
        28             122,966           28,071           28,071          100,000
        29             131,219           27,920           27,920          100,000
        30             139,886           27,591           27,591          100,000

- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                    MALE ISSUE AGE 45, PREFERRED NON-SMOKER

$2,006 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 6%

                       PREMIUMS ACCUMULATED
                          AT 5% INTEREST
END OF POLICY YEAR           PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------     --------------------    ------------    ---------------    -------------

        1               2,105            1,485             611            100,000
        2               4,316            3,218            2,076           100,000
        3               6,638            4,969            3,369           100,000
        4               9,075            6,768            5,168           100,000
        5               11,634           8,641            7,041           100,000
        6               14,321           10,597           8,997           100,000
        7               17,143           12,640           11,360          100,000
        8               20,105           14,773           13,653          100,000
        9               23,216           17,002           16,042          100,000
        10              26,483           19,331           18,531          100,000
        11              29,912           21,868           21,228          100,000
        12              33,513           24,511           24,031          100,000
        13              37,294           27,260           26,940          100,000
        14              41,265           30,149           29,989          100,000
        15              45,433           33,178           33,178          100,000
        16              49,810           36,259           36,259          100,000
        17              54,406           39,457           39,457          100,000
        18              59,232           42,785           42,785          100,000
        19              64,299           46,245           46,245          100,000
        20              69,620           49,847           49,847          100,000
        21              75,206           53,606           53,606          100,000
        22              81,072           57,529           57,529          100,000
        23              87,231           61,635           61,635          100,000
        24              93,698           65,940           65,940          100,000
        25             100,488           70,459           70,459          100,000
        26             107,618           75,220           75,220          100,000
        27             115,105           80,247           80,247          100,000
        28             122,966           85,579           85,579          100,000
        29             131,219           91,256           91,256          100,000
        30             139,886           97,279           97,279          100,000

- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                    MALE ISSUE AGE 45, PREFERRED NON-SMOKER

$2,006 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 12%

                       PREMIUMS ACCUMULATED
                          AT 5% INTEREST
END OF POLICY YEAR           PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------     --------------------    ------------    ---------------    -------------


        1               2,105            1,583             709            100,000
        2               4,316            3,518            2,376           100,000
        3               6,638            5,593            3,993           100,000
        4               9,075            7,854            6,254           100,000
        5               11,634           10,346           8,746           100,000
        6               14,321           13,096           11,496          100,000
        7               17,143           16,134           14,854          100,000
        8               20,105           19,489           18,369          100,000
        9               23,216           23,195           22,235          100,000
        10              26,483           27,289           26,489          100,000
        11              29,912           31,964           31,324          100,000
        12              33,513           37,137           36,657          100,000
        13              37,294           42,859           42,539          100,000
        14              41,265           49,218           49,058          100,000
        15              45,433           56,276           56,276          100,000
        16              49,810           64,057           64,057          100,000
        17              54,406           72,693           72,693          100,000
        18              59,232           82,293           82,293          100,000
        19              64,299           92,906           92,906          101,156
        20              69,620          104,620          104,620          112,140
        21              75,206          117,555          117,555          123,971
        22              81,072          131,822          131,822          137,843
        23              87,231          147,560          147,560          152,935
        24              93,698          164,919          164,919          169,355
        25             100,488          184,061          184,061          187,216
        26             107,618          205,172          205,172          206,644
        27             115,105          228,494          228,494           22,584
        28             122,966          254,282          254,282          246,592
        29             131,219          282,819          282,819          269,027
        30             139,886          314,421          314,421          293,334



- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                    MALE ISSUE AGE 45, PREFERRED NON-SMOKER

$4,633 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%

                       PREMIUMS ACCUMULATED
                          AT 5% INTEREST
END OF POLICY YEAR           PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------     --------------------    ------------    ---------------    -------------

        1               4,854            3,703            2,829           103,703
        2               9,950            7,456            6,314           107,551
        3               15,301           11,304           9,704           111,304
        4               20,920           14,961           13,361          114,961
        5               26,820           18,518           16,918          118,518
        6               33,015           22,338           20,738          122,338
        7               39,519           25,333           24,053          125,333
        8               46,349           28,579           27,459          128,579
        9               53,520           31,711           30,751          131,711
        10              61,050           34,724           33,924          134,724
        11              68,956           37,807           37,167          137,807
        12              77,258           40,769           40,289          140,769
        13              85,974           43,607           43,287          143,607
        14              95,127           46,316           46,156          146,316
        15             104,737           48,886           48,886          148,886
        16             114,828           51,307           51,307          151,307
        17             125,423           53,567           53,567          153,567
        18             136,548           55,561           55,561          155,561
        19             148,229           57,541           57,541          157,541
        20             160,494           59,217           59,217          159,217
        21             173,372           60,663           60,663          160,663
        22             186,895           61,864           61,864          161,864
        23             201,093           62,806           62,806          162,806
        24             216,002           63,474           63,474          163,474
        25             231,655           63,847           63,847          163,847
        26             248,092           63,892           63,892          163,892
        27             265,350           63,512           63,512          163,512
        28             283,472           62,774           62,774          162,774
        29             302,499           61,560           61,560          161,560

        30             322,478           59,815           59,815          159,815

- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                    MALE ISSUE AGE 45, PREFERRED NON-SMOKER

$4,633 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 6%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
END OF POLICY YEAR             PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------       --------------------    ------------    ---------------    -------------

        1               4,854            3,945            3,071           103,945
        2               9,950            8,178            7,036           108,273
        3               15,301           12,753           11,153          112,753
        4               20,920           17,389           15,789          117,389
        5               26,820           22,184           20,584          122,184
        6               33,015           27,143           25,543          127,143
        7               39,519           32,264           30,984          132,264
        8               46,349           37,549           36,429          137,549
        9               53,520           42,997           42,037          142,997
        10              61,050           48,607           47,807          148,607
        11              68,956           54,650           54,010          154,650
        12              77,258           60,891           60,411          160,891
        13              85,974           67,337           67,017          167,337
        14              95,127           73,989           73,829          173,989
        15             104,737           80,844           80,844          180,844
        16             114,828           87,899           87,899          187,899
        17             125,423           95,152           95,152          195,152
        18             136,548          102,592          102,592          202,592
        19             148,229          110,208          110,208          210,208
        20             160,494          117,984          117,984          217,984
        21             173,372          125,908          125,908          225,908
        22             186,895          133,971          133,971          233,971
        23             201,093          142,160          142,160          242,160
        24             216,002          150,461          150,461          250,461
        25             231,655          158,857          158,857          258,857
        26             248,092          167,313          167,313          267,313
        27             265,350          175,728          175,728          275,728
        28             283,472          184,163          184,163          284,163
        29             302,499          192,493          192,493          292,493
        30             322,478          200,653          200,653          300,653


- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                    MALE ISSUE AGE 45, PREFERRED NON-SMOKER

$4,633 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 12%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
END OF POLICY YEAR             PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------       --------------------    ------------    ---------------    -------------

        1               4,854            4,187            3,313           104,187
        2               9,950            8,928            7,786           109,023
        3               15,301           14,319           12,719          114,319
        4               20,920           20,120           18,520          120,120
        5               26,820           26,472           24,872          126,472
        6               33,015           33,430           31,830          133,430
        7               39,519           41,047           39,767          141,047
        8               46,349           49,382           48,262          149,382
        9               53,520           58,504           57,544          158,504
        10              61,050           68,481           67,681          168,481
        11              68,956           79,780           79,140          179,780
        12              77,258           92,197           91,717          192,197
        13              85,974          105,844          105,524          205,844
        14              95,127          120,847          120,687          220,847
        15             104,737          137,336          137,336          237,336
        16             114,828          155,457          155,457          255,457
        17             125,423          175,370          175,370          275,370
        18             136,548          197,248          197,248          297,248
        19             148,229          221,278          221,278          321,278
        20             160,494          247,665          247,665          347,665
        21             173,372          276,641          276,641          376,641
        22             186,895          308,465          308,465          408,465
        23             201,093          343,420          343,420          443,420
        24             216,002          381,821          381,821          481,821
        25             231,655          424,011          424,011          524,011
        26             248,092          470,355          470,355          570,355
        27             265,350          521,161          521,161          621,161
        28             283,472          577,062          577,062          677,062
        29             302,499          638,378          638,378          738,378
        30             322,478          705,660          705,660          805,660


- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                    MALE ISSUE AGE 45, PREFERRED NON-SMOKER

$4,633 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
END OF POLICY YEAR             PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------       --------------------    ------------    ---------------    -------------


        1               4,854            3,867            2,993           103,867
        2               9,950            7,746            6,604           107,841
        3               15,301           11,685           10,085          111,685
        4               20,920           15,430           13,830          115,430
        5               26,820           19,102           17,502          119,102
        6               33,015           22,707           21,107          122,707
        7               39,519           26,247           24,967          126,247
        8               46,349           29,723           28,603          129,723
        9               53,520           33,135           32,175          133,135
        10              61,050           36,486           35,686          136,486
        11              68,956           39,957           39,317          139,957
        12              77,258           43,354           42,874          143,354
        13              85,974           46,669           46,349          146,669
        14              95,127           49,941           49,781          149,941
        15             104,737           53,157           53,157          153,157
        16             114,828           56,176           56,176          156,176
        17             125,423           59,084           59,084          159,084
        18             136,548           61,883           61,883          161,883
        19             148,229           64,558           64,558          164,558
        20             160,494           67,104           67,104          167,104
        21             173,372           69,523           69,523          169,523
        22             186,895           71,794           71,794          171,794
        23             201,093           73,920           73,920          173,920
        24             216,002           75,892           75,892          175,892
        25             231,655           77,679           77,679          177,679
        26             248,092           79,289           79,289          179,289
        27             265,350           80,688           80,688          180,688
        28             283,472           81,888           81,888          181,888
        29             302,499           82,875           82,875          182,875
        30             322,478           83,605           83,605          183,605

- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                    MALE ISSUE AGE 45, PREFERRED NON-SMOKER

$4,633 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 6%

                       PREMIUMS ACCUMULATED
                          AT 5% INTEREST
  END OF POLICY YEAR         PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
  ------------------   --------------------    ------------    ---------------    -------------


        1               4,854            4,114            3,240           104,114
        2               9,950            8,486            7,344           108,581
        3               15,301           13,174           11,574          113,174
        4               20,920           17,926           16,326          117,926
        5               26,820           22,871           21,271          122,871
        6               33,015           28,019           26,419          128,019
        7               39,519           33,381           32,101          133,381
        8               46,349           38,967           37,847          138,967
        9               53,520           44,784           43,824          144,784
        10              61,050           50,843           50,043          150,843
        11              68,956           57,414           56,774          157,414
        12              77,258           64,263           63,783          164,263
        13              85,974           71,393           71,073          171,393
        14              95,127           78,856           78,696          178,856
        15             104,737           86,653           86,653          186,653
        16             114,828           94,655           94,655          194,655
        17             125,423          102,956          102,956          202,956
        18             136,548          111,571          111,571          211,571
        19             148,229          120,500          120,500          220,500
        20             160,494          129,747          129,747          229,747
        21             173,372          139,330          139,330          239,330
        22             186,895          149,240          149,240          249,240
        23             201,093          159,495          159,495          259,495
        24             216,002          170,097          170,097          270,097
        25             231,655          181,033          181,033          281,033
        26             248,092          192,320          192,320          292,320
        27             265,350          203,940          203,940          303,940
        28             283,472          215,916          215,916          315,916
        29             302,499          228,250          228,250          328,250
        30             322,478          240,909          240,909          340,909

- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                    MALE ISSUE AGE 45, PREFERRED NON-SMOKER

$4,633 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 12%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
 END OF POLICY YEAR            PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
 ------------------      --------------------    ------------    ---------------    -------------
        1               4,854            4,362            3,488           104,362
        2               9,950            9,257            8,115           109,352
        3               15,301           14,784           13,184          114,784
        4               20,920           20,733           19,133          120,733
        5               26,820           27,278           25,678          127,278
        6               33,015           34,483           32,883          134,483
        7               39,519           42,417           41,137          142,417
        8               46,349           51,153           50,033          151,153
        9               53,520           60,774           59,814          160,774
        10              61,050           71,367           70,567          171,367
        11              68,956           83,410           82,770          183,410
        12              77,258           96,705           96,225          196,705
        13              85,974          111,375          111,055          211,375
        14              95,127          127,606          127,446          227,606
        15             104,737          145,550          145,550          245,550
        16             114,828          165,240          165,240          265,240
        17             125,423          186,948          186,948          286,948
        18             136,548          210,891          210,891          310,891
        19             148,229          237,291          237,291          337,291
        20             160,494          266,400          266,400          366,400
        21             173,372          298,508          298,508          398,508
        22             186,895          333,911          333,911          433,911
        23             201,093          372,960          372,960          472,960
        24             216,002          416,032          416,032          516,032
        25             231,655          463,523          463,523          563,523
        26             248,092          515,907          515,907          615,907
        27             265,350          573,670          573,670          673,670
        28             283,472          637,392          637,392          737,392
        29             302,499          707,694          707,694          807,694
        30             322,478          785,227          785,227          885,227

- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$1,707 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
 END OF POLICY YEAR            PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
 ------------------      --------------------    ------------    ---------------    -------------


        1               1,791             986              214            100,000
        2               3,672            2,176            1,140           100,000
        3               5,647            3,328            2,028           100,000
        4               7,721            4,441            3,141           100,000
        5               9,899            5,516            4,216           100,000
        6               12,185           6,548            5,248           100,000
        7               14,586           7,539            6,499           100,000
        8               17,106           8,485            7,575           100,000
        9               19,753           9,383            8,603           100,000
        10              22,532           10,232           9,582           100,000
        11              25,450           11,099           10,579          100,000
        12              28,514           11,920           11,530          100,000
        13              31,731           12,696           12,436          100,000
        14              35,109           13,429           13,299          100,000
        15              38,656           14,119           14,119          100,000
        16              42,380           14,759           14,759          100,000
        17              46,291           15,341           15,341          100,000
        18              50,397           15,853           15,853          100,000
        19              54,708           16,278           16,278          100,000
        20              59,235           16,602           16,602          100,000
        21              63,988           16,817           16,817          100,000
        22              68,979           16,915           16,915          100,000
        23              74,219           16,896           16,896          100,000
        24              79,722           16,757           16,757          100,000
        25              85,499           16,490           16,490          100,000
        26              91,565           16,073           16,073          100,000
        27              97,935           15,473           15,473          100,000
        28             104,623           14,644           14,644          100,000
        29             111,646           13,529           13,529          100,000
        30             119,020           12,064           12,064          100,000

- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$1,707 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 6%

                       PREMIUMS ACCUMULATED
                          AT 5% INTEREST
END OF POLICY YEAR           PER YEAR         POLICY VALUE   SURRENDER VALUE   DEATH BENEFIT
- ------------------     --------------------   ------------   ---------------   -------------

        1               1,791            1,062             290            100,000
        2               3,672            2,399            1,363           100,000
        3               5,647            3,774            2,474           100,000
        4               7,721            5,188            3,888           100,000
        5               9,899            6,643            5,343           100,000
        6               12,185           8,138            6,838           100,000
        7               14,586           9,674            8,634           100,000
        8               17,106           11,250           10,340          100,000
        9               19,753           12,863           12,083          100,000
        10              22,532           14,516           13,866          100,000
        11              25,450           16,301           15,781          100,000
        12              28,514           18,143           17,753          100,000
        13              31,731           20,045           19,785          100,000
        14              35,109           22,015           21,885          100,000
        15              38,656           24,056           24,056          100,000
        16              42,380           26,167           26,167          100,000
        17              46,291           28,348           28,348          100,000
        18              50,397           30,593           30,593          100,000
        19              54,708           32,895           32,895          100,000
        20              59,235           35,249           35,249          100,000
        21              63,988           37,658           37,658          100,000
        22              68,979           40,126           40,126          100,000
        23              74,219           42,663           42,663          100,000
        24              79,722           45,279           45,279          100,000
        25              85,499           47,983           47,983          100,000
        26              91,565           50,777           50,777          100,000
        27              97,935           53,659           53,659          100,000
        28             104,623           56,627           56,627          100,000
        29             111,646           59,678           59,678          100,000


- -------------------------

*    In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$1,707 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 12%

                       PREMIUMS ACCUMULATED
                          AT 5% INTEREST
END OF POLICY YEAR           PER YEAR         POLICY VALUE   SURRENDER VALUE   DEATH BENEFIT
- ------------------     --------------------   ------------   ---------------   -------------

        1               1,791            1,139             367            100,000
        2               3,672            2,631            1,595           100,000
        3               5,647            4,257            2,957           100,000
        4               7,721            6,030            4,730           100,000
        5               9,899            7,966            6,666           100,000
        6               12,185           10,079           8,779           100,000
        7               14,586           12,387           11,347          100,000
        8               17,106           14,909           13,999          100,000
        9               19,753           17,665           16,885          100,000
        10              22,532           20,680           20,030          100,000
        11              25,450           24,112           23,592          100,000
        12              28,514           27,897           27,507          100,000
        13              31,731           32,078           31,818          100,000
        14              35,109           36,707           36,577          100,000
        15              38,656           41,837           41,837          100,000
        16              42,380           47,526           47,526          100,000
        17              46,291           53,842           53,842          100,000
        18              50,397           60,856           60,856          100,000
        19              54,708           68,658           68,658          100,000
        20              59,235           77,351           77,351          100,000
        21              63,988           87,052           87,052          104,462
        22              68,979           97,769           97,769          116,345
        23              74,219          109,581          109,581          129,306
        24              79,722          122,603          122,603          143,446
        25              85,499          136,959          136,959          158,872
        26              91,565          152,784          152,784          175,701
        27              97,935          170,264          170,264          192,398
        28             104,623          189,581          189,581          210,435
        29             111,646          210,945          210,945          229,930
        30             119,020          234,600          234,600          251,022

- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$1,707 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%

                       PREMIUMS ACCUMULATED
                          AT 5% INTEREST
END OF POLICY YEAR           PER YEAR         POLICY VALUE   SURRENDER VALUE   DEATH BENEFIT
- ------------------     --------------------   ------------   ---------------   -------------

        1               1,791            1,259             385            100,000
        2               3,672            2,605            1,463           100,000
        3               5,647            4,096            2,496           100,000
        4               7,721            5,352            3,752           100,000
        5               9,899            6,576            4,976           100,000
        6               12,185           7,771            6,171           100,000
        7               14,586           8,872            7,592           100,000
        8               17,106           9,978            8,858           100,000
        9               19,753           11,059           10,099          100,000
        10              22,532           12,115           11,315          100,000
        11              25,450           13,223           12,583          100,000
        12              28,514           14,313           13,833          100,000
        13              31,731           15,388           15,068          100,000
        14              35,109           16,434           16,274          100,000
        15              38,656           17,469           17,469          100,000
        16              42,380           18,502           18,502          100,000
        17              46,291           19,499           19,499          100,000
        18              50,397           20,457           20,457          100,000
        19              54,708           21,377           21,377          100,000
        20              59,235           22,258           22,258          100,000
        21              63,988           23,094           23,094          100,000
        22              68,979           23,887           23,887          100,000
        23              74,219           24,628           24,628          100,000
        24              79,722           25,320           25,320          100,000
        25              85,499           25,958           25,958          100,000
        26              91,565           26,531           26,531          100,000
        27              97,935           27,041           27,041          100,000
        28             104,623           27,473           27,473          100,000
        29             111,646           27,823           27,823          100,000
        30             119,020           28,068           28,068          100,000

- -------------------------

*    In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$1,707 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 6%

                       PREMIUMS ACCUMULATED
                          AT 5% INTEREST
END OF POLICY YEAR           PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------     --------------------    ------------    ---------------    --------------

        1               1,791            1,341             467            100,000
        2               3,672            2,848            1,706           100,000
        3               5,647            4,587            2,987           100,000
        4               7,721            6,178            4,578           100,000
        5               9,899            7,827            6,227           100,000
        6               12,185           9,537            7,937           100,000
        7               14,586           11,248           9,968           100,000
        8               17,106           13,060           11,940          100,000
        9               19,753           14,947           13,987          100,000
        10              22,532           16,912           16,112          100,000
        11              25,450           19,060           18,420          100,000
        12              28,514           21,311           20,831          100,000
        13              31,731           23,673           23,353          100,000
        14              35,109           26,136           25,976          100,000
        15              38,656           28,725           28,725          100,000
        16              42,380           31,455           31,455          100,000
        17              46,291           34,300           34,300          100,000
        18              50,397           37,265           37,265          100,000
        19              54,708           40,358           40,358          100,000
        20              59,235           43,586           43,586          100,000
        21              63,988           46,954           46,954          100,000
        22              68,979           50,472           50,472          100,000
        23              74,219           54,147           54,147          100,000
        24              79,722           57,993           57,993          100,000
        25              85,499           62,019           62,019          100,000
        26              91,565           66,236           66,236          100,000
        27              97,935           70,662           70,662          100,000
        28             104,623           75,309           75,309          100,000
        29             111,646           80,201           80,201          100,000
        30             119,020           85,356           85,356          100,000

- -------------------------

*   In the absence of additional premium, the Policy would lapse

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$1,707 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 12%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
END OF POLICY YEAR             PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------       --------------------    ------------    ---------------    -------------
        1               1,791            1,423             549            100,000
        2               3,672            3,102            1,960           100,000
        3               5,647            5,118            3,518           100,000
        4               7,721            7,107            5,507           100,000
        5               9,899            9,289            7,689           100,000
        6               12,185           11,687           10,087          100,000
        7               14,586           14,259           12,979          100,000
        8               17,106           17,127           16,007          100,000
        9               19,753           20,290           19,330          100,000
        10              22,532           23,778           22,978          100,000
        11              25,450           27,770           27,130          100,000
        12              28,514           32,196           31,716          100,000
        13              31,731           37,109           36,789          100,000
        14              35,109           42,550           42,390          100,000
        15              38,656           48,592           48,592          100,000
        16              42,380           55,318           55,318          100,000
        17              46,291           62,771           62,771          100,000
        18              50,397           71,036           71,036          100,000
        19              54,708           80,208           80,208          100,000
        20              59,235           90,374           90,374          110,256
        21              63,988          101,609          101,609          121,931
        22              68,979          114,022          114,022          135,686
        23              74,219          127,734          127,734          150,726
        24              79,722          142,883          142,883          167,173
        25              85,499          159,618          159,618          185,157
        26              91,565          178,102          178,102          204,818
        27              97,935          198,541          198,541          224,352
        28             104,623          221,144          221,144          245,470
        29             111,646          246,151          246,151          268,305
        30             119,020          273,829          273,829          292,997


- -------------------------

 *  In the absence of additional premium, the Policy would lapse
(1) Assumes that no policy loans have been made and no withdrawals have been made.
(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$3,706 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
END OF POLICY YEAR             PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------       --------------------    ------------    ---------------    -------------

        1               3,891            2,877            2,105           102,877
        2               7,976            5,922            4,886           105,922
        3               12,265           8,892            7,592           108,892
        4               16,769           11,786           10,486          111,786
        5               21,498           14,605           13,305          114,605
        6               26,463           17,345           16,045          117,345
        7               31,677           20,007           18,967          120,007
        8               37,151           22,588           21,678          122,588
        9               42,899           25,084           24,304          125,084
        10              48,935           27,494           26,844          127,494
        11              55,272           29,970           29,450          129,970
        12              61,926           32,368           31,978          132,368
        13              68,913           34,690           34,430          134,690
        14              76,249           36,937           36,807          136,937
        15              83,952           39,109           39,109          139,109
        16              92,041           41,198           41,198          141,198
        17             100,533           43,196           43,196          143,196
        18             109,450           45,086           45,086          145,086
        19             118,813           46,850           46,850          146,850
        20             128,645           48,470           48,470          148,470
        21             138,967           49,938           49,938          149,938
        22             149,806           51,246           51,246          151,246
        23             161,187           52,395           52,395          152,395
        24             173,137           53,385           53,385          153,385
        25             185,684           54,209           54,209          154,209
        26             198,859           54,845           54,845          154,845
        27             212,693           55,260           55,260          155,260
        28             227,218           55,407           55,407          155,407
        29             242,469           55,231           55,231          155,231
        30             258,483           54,680           54,680          154,680

- -------------------------

 *  In the absence of additional premium, the Policy would lapse
(1) Assumes that no policy loans have been made and no withdrawals have been made.
(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$3,706 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 6%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
END OF POLICY YEAR             PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------       --------------------    ------------    ---------------    -------------

        1               3,891            3,068            2,296           103,068
        2               7,976            6,491            5,455           106,491
        3               12,265           10,034           8,734           110,034
        4               16,769           13,701           12,401          113,701
        5               21,498           17,497           16,197          117,497
        6               26,463           21,422           20,122          121,422
        7               31,677           25,481           24,441          125,481
        8               37,151           29,674           28,764          129,674
        9               42,899           34,002           33,222          134,002
        10              48,935           38,468           37,818          138,468
        11              55,272           43,289           42,769          143,289
        12              61,926           48,288           47,898          148,288
        13              68,913           53,474           53,214          153,474
        14              76,249           58,857           58,727          158,857
        15              83,952           64,444           64,444          164,444
        16              92,041           70,235           70,235          170,235
        17             100,533           76,230           76,230          176,230
        18             109,450           82,422           82,422          182,422
        19             118,813           88,798           88,798          188,798
        20             128,645           95,346           95,346          195,346
        21             138,967          102,067          102,067          202,067
        22             149,806          108,956          108,956          208,956
        23             161,187          116,019          116,019          216,019
        24             173,137          123,265          123,265          223,265
        25             185,684          130,692          130,692          230,692
        26             198,859          138,282          138,282          238,282
        27             212,693          146,010          146,010          246,010
        28             227,218          153,827          153,827          253,827
        29             242,469          161,681          161,681          261,681
        30             258,483          169,513          169,513          269,513

- -------------------------

 *  In the absence of additional premium, the Policy would lapse
(1) Assumes that no policy loans have been made and no withdrawals have been made.
(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$3,706 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 12%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
END OF POLICY YEAR             PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------       --------------------    ------------    ---------------    -------------

        1               3,891            3,260            2,488           103,260
        2               7,976            7,082            6,046           107,082
        3               12,265           11,269           9,969           111,269
        4               16,769           15,856           14,556          115,856
        5               21,498           20,881           19,581          120,881
        6               26,463           26,385           25,085          126,385
        7               31,677           32,415           31,375          132,415
        8               37,151           39,020           38,110          139,020
        9               42,899           46,251           45,471          146,251
        10              48,935           54,172           53,522          154,172
        11              55,272           63,153           62,633          163,153
        12              61,926           73,042           72,652          173,042
        13              68,913           83,935           83,675          183,935
        14              76,249           95,941           95,811          195,941
        15              83,952          109,175          109,175          209,175
        16              92,041          123,759          123,759          223,759
        17             100,533          139,828          139,828          239,828
        18             109,450          157,521          157,521          257,521
        19             118,813          176,989          176,989          276,989
        20             128,645          198,401          198,401          298,401
        21             138,967          221,954          221,954          321,954
        22             149,806          247,865          247,865          347,865
        23             161,187          276,384          276,384          376,384
        24             173,137          307,787          307,787          407,787
        25             185,684          342,372          342,372          442,372
        26             198,859          380,452          380,452          480,452
        27             212,693          422,363          422,363          522,363
        28             227,218          468,460          468,460          568,460
        29             242,469          519,131          519,131          619,131
        30             258,483          574,802          574,802          674,802


- -------------------------

 *  In the absence of additional premium, the Policy would lapse
(1) Assumes that no policy loans have been made and no withdrawals have been made.
(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$3,706 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
END OF POLICY YEAR             PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------       --------------------    ------------    ---------------    -------------


        1               3,891            3,050            2,278           103,050
        2               7,976            6,251            5,215           106,251
        3               12,265           9,370            8,070           109,370
        4               16,769           12,413           11,113          112,413
        5               21,498           15,390           14,090          115,390
        6               26,463           18,303           17,003          118,303
        7               31,677           21,148           20,108          121,148
        8               37,151           23,934           23,024          123,934
        9               42,899           26,663           25,883          126,663
        10              48,935           29,336           28,686          129,336
        11              55,272           32,113           31,593          132,113
        12              61,926           34,847           34,457          134,847
        13              68,913           37,542           37,282          137,542
        14              76,249           40,179           40,049          140,179
        15              83,952           42,782           42,782          142,782
        16              92,041           45,324           45,324          145,324
        17             100,533           47,802           47,802          147,802
        18             109,450           50,208           50,208          150,208
        19             118,813           52,547           52,547          152,547
        20             128,645           54,815           54,815          154,815
        21             138,967           57,004           57,004          157,004
        22             149,806           59,116           59,116          159,116
        23             161,187           61,139           61,139          161,139
        24             173,137           63,075           63,075          163,075
        25             185,684           64,920           64,920          164,920
        26             198,859           66,656           66,656          166,656
        27             212,693           68,288           68,288          168,288
        28             227,218           69,791           69,791          169,791
        29             242,469           71,162           71,162          171,162
        30             258,483           72,371           72,371          172,371

- -------------------------

 *  In the absence of additional premium, the Policy would lapse
(1) Assumes that no policy loans have been made and no withdrawals have been made.
(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$3,706 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 6%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
END OF POLICY YEAR             PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------       --------------------    ------------    ---------------    -------------


        1               3,891            3,247            2,475           103,247
        2               7,976            6,840            5,804           106,840
        3               12,265           10,559           9,259           110,559
        4               16,769           14,411           13,111          114,411
        5               21,498           18,411           17,111          118,411
        6               26,463           22,566           21,266          122,566
        7               31,677           26,879           25,839          126,879
        8               37,151           31,364           30,454          131,364
        9               42,899           36,028           35,248          136,028
        10              48,935           40,878           40,228          140,878
        11              55,272           46,147           45,627          146,147
        12              61,926           51,656           51,266          151,656
        13              68,913           57,417           57,157          157,417
        14              76,249           63,425           63,295          163,425
        15              83,952           69,713           69,713          169,713
        16              92,041           76,267           76,267          176,267
        17             100,533           83,094           83,094          183,094
        18             109,450           90,200           90,200          190,200
        19             118,813           97,601           97,601          197,601
        20             128,645          105,305          105,305          205,305
        21             138,967          113,319          113,319          213,319
        22             149,806          121,656          121,656          221,656
        23             161,187          130,319          130,319          230,319
        24             173,137          139,325          139,325          239,325
        25             185,684          148,684          148,684          248,684
        26             198,859          158,391          158,391          258,391
        27             212,693          168,468          168,468          268,468
        28             227,218          178,906          178,906          278,906
        29             242,469          189,715          189,715          289,715
        30             258,483          200,881          200,881          300,881

- -------------------------

 *  In the absence of additional premium, the Policy would lapse
(1) Assumes that no policy loans have been made and no withdrawals have been made.
(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.


                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       FEMALE AGE 45 PREFERRED NON-SMOKER

$3,706 ANNUAL PLANNED PREMIUM
$100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
HYPOTHETICAL GROSS INVESTMENT RETURN OF 12%

                         PREMIUMS ACCUMULATED
                            AT 5% INTEREST
END OF POLICY YEAR             PER YEAR          POLICY VALUE    SURRENDER VALUE    DEATH BENEFIT
- ------------------       --------------------    ------------    ---------------    -------------

        1               3,891            3,444            2,672           103,444
        2               7,976            7,454            6,418           107,454
        3               12,265           11,844           10,544          111,844
        4               16,769           16,656           15,356          116,656
        5               21,498           21,942           20,642          121,942
        6               26,463           27,752           26,452          127,752
        7               31,677           34,133           33,093          134,133
        8               37,151           41,152           40,242          141,152
        9               42,899           48,873           48,093          148,873
        10              48,935           57,369           56,719          157,369
        11              55,272           67,036           66,516          167,036
        12              61,926           77,724           77,334          177,724
        13              68,913           89,546           89,286          189,546
        14              76,249          102,602          102,472          202,602
        15              83,952          117,048          117,048          217,048
        16              92,041          133,002          133,002          233,002
        17             100,533          150,621          150,621          250,621
        18             109,450          170,074          170,074          270,074
        19             118,813          191,558          191,558          291,558
        20             128,645          215,286          215,286          315,286
        21             138,967          241,486          241,486          341,486
        22             149,806          270,424          270,424          370,424
        23             161,187          302,376          302,376          402,376
        24             173,137          337,665          337,665          437,665
        25             185,684          376,640          376,640          476,640
        26             198,859          419,673          419,673          519,673
        27             212,693          467,201          467,201          567,201
        28             227,218          519,674          519,674          619,674
        29             242,469          577,615          577,615          677,615
        30             258,483          641,572          641,572          741,572



- -------------------------

 *  In the absence of additional premium, the Policy would lapse
(1) Assumes that no policy loans have been made and no withdrawals have been made.
(2) Assumes that planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY VFL OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.







                                   Part II

                         UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission (the "Commission") such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                             RULE 484 UNDERTAKING


     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The registrant has no officers, directors or employees. The depositor and the registrant do not indemnify the officers, directors of employees of the depositor. CNA Financial Corporation, ("CNAFC") a parent of the depositor, indemnifies the depositor's officers, directors and employees in their capacity as such. Most of the depositor's officers, directors and employees are also officers, directors and/or employees of CNAFC.

     CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of CNAFC) by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

     CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of CNAFC to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC. No indemnification is made, however, in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to CNAFC unless and only to the extent that a court determines that, despite the adjudication of liability but in view of all of the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court deems proper.

     To the extent that any person referred to above is successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter, therein, CNAFC will indemnify such person against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith. CNAFC may advance to such a person, expenses incurred in defending a civil or criminal action, suit or proceeding as authorized by CNAFC's board of directors upon receipt of an undertaking by (or on behalf of) such person to repay the amount advanced unless it is ultimately determined that he is entitled to be indemnified.

     Indemnification and advancement of expenses described above (unless pursuant to a court order) is only made as authorized in the specific case upon a determination that such indemnification or advancement of expenses is proper in the circumstances because he has met the applicable standard of conduct. Such determination must be made by a majority vote of a quorum of CNAFC's board of directors who are not parties to the action, suit or proceeding or by independent legal counsel in a written opinion or by CNAFC's stockholders.


Section 26(e)(2)(A) Representation

     Valley Forge Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Valley Forge Life Insurance Company.


                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

        The facing sheet.
        The prospectus consisting of 84 pages.
        Undertaking to file reports.
        Rule 484 undertaking.
        Representations pursuant to Section 26(e)(2)(A)
        The signatures.
        Written consents.

        The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

        1.

                A.
                (1) Resolution of the Board of Directors of Valley Forge Life Insurance Company (the "Company") establishing Valley Forge Life Insurance Company Variable Life Separate Account (the "Variable Account")***
                (2)     Copy of Agreement for Lockbox Services*
                (3)     (a)     Not Applicable
                        (b)     Form of underwriting/distribution agreement
                                between the Company and CNA Investor
                                Services, Inc.****
                        (c)     Schedule of Sales Commissions****
                (4)     Not applicable
                (5)     (a)     Specimen Individual Flexible Premium
                                Variable and Fixed Life Insurance Policy
                                (the "Policy")**
                        (b)     Form of Waiver of Monthly Deduction Rider**
                        (c)     Form of Term Insurance on Spouse Rider**
                        (d)     Form of Term Insurance on Children Rider**

     (6)     (a)     Amended and restated Articles of Incorporation of the
                     Company***
             (b)     By-laws of the Company***
     (7)     Not applicable
     (8)     (a)     Form of participation agreement between The Alger American
                     Fund and the Company*
             (b)     Form of participation agreement between Variable Insurance
                     Products Fund and the Company*
             (c)     Form of participation agreement between Variable Insurance
                     Products Fund II and the Company*
             (d)     Form of participation agreement between MFS Variable
                     Insurance Trust and the Company*
             (e)     Form of participation agreement between SoGen Variable
                     Funds, Inc. and the Company*
             (f)     Form of participation agreement between Van Eck Worldwide
                     Insurance Trust and the Company*
             (g)     Form of participation agreement between Insurance
                     Management Series and the Company*
             (h)     Form of participation agreement between Janus Aspen Series and the Company.

     (9)     Not applicable
     (10)    Policy Application****
     (11)    Description of issuance, transfer and redemption procedures****

     B.      Not applicable

     C.      Not applicable


2.   Opinion and Consent


3.   Not applicable

4.   Not applicable

5.   Financial Data Schedule (Not Applicable)

6. Opinion and consent as to actuarial matters pertaining to the securities being registered


7.   (a)     Consent of Deloitte & Touche LLP

--------------------------------------------------------------------------------

* Incorporated by reference to the Form N-4 Registration Statement filed with the Securities and Exchange Commission on September 4, 1996 (File No. 333-1087).

** Incorporated herein by reference to the registrant's initial filing of Form S-6 on March 25, 1996 (File No. 333-01949).

*** Incorporated by reference to the N-4 Registration Statement filed with the Securities and Exchange Commission on February 20, 1996 (File No. 333-1087)

**** Incorporated by reference to the registrant's Pre-effective Amendment No.1 filing on Form S-6 on September 4, 1996 (File No. 333-01949).



                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on this 2nd day of September, 1999


                                           VALLEY FORGE LIFE INSURANCE COMPANY
                                                        (Registrant)

Attest: /s/G. STEPHEN WASTEK                    By: /s/KEVIN M. HOGAN
         ----------------------                     -------------------------



     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the dates indicated.



Signature                        Title                                  Date
- --------------------------     ------------------------             --------------------

/s/PHILIP L. ENGEL               President, Director                   September 2, 1999
- ----------------------------
Philip L. Engel


/s/BERNARD L. HENGESBAUGH        Chief Executive Officer,               September 2, 1999
- ----------------------------   Chairman of the Board,
Bernard L. Hengesbaugh           Director




                                 Senior Vice President, Secretary,      _________
- ----------------------------   General Counsel,
Jonathan D. Kantor               Director


/s/ROBERT V. DEUTSCH             Chief Financial Officer               September 2, 1999
- -------------------------
Robert V. Deutsch                and Director


/s/CAROL DUBNICKI                Senior Vice President,
---------------------------      Director                              September 2, 1999
Carol Dubnicki


                                 Group Vice President,
---------------------------      Director                               _________
Donald P. Lofe, Jr.


                                 Group Vice President,
---------------------------      Director                               _________
John M. Squarok









                                    INDEX TO EXHIBITS



EX-99.A.8.(h) Form of Participation Agreement between Janus Aspen Series and the Company

EX-99.C.2.    Opinion and Consent

EX-99.C.6.    Actuarial Opinion and Consent

EX-99.C.7.a   Consent of Deloitte & Touche LLP